United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-04791

                  AllianceBernstein Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
TAX-EXEMPT INCOME
--------------------------------------------------------------------------------

AllianceBernstein
Municipal Income
Fund

Semi-Annual Report
April 30, 2003

                                [GRAPHIC OMITTED]

                                       [LOGO] ALLIANCEBERNSTEIN(SM)
                                              Investment Research and Management

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

June 5, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Municipal Income Fund's semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies

The five Portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

Investment Results

The following table provides performance for the five portfolios and their benchmark, the Lehman Brothers Municipal Bond Index, for the six- and 12-month periods ended April 30, 2003.

INVESTMENT RESULTS*
Periods Ended April 30, 2003

                                                      -------------------------
                                                               Returns
                                                      -------------------------
Portfolio                                             6 Months        12 Months
-------------------------------------------------------------------------------
National                                                 3.43%            2.43%
-------------------------------------------------------------------------------
California                                               2.63%            6.61%
-------------------------------------------------------------------------------
New York                                                 3.53%            5.34%
-------------------------------------------------------------------------------
Insured National                                         3.31%            6.24%
-------------------------------------------------------------------------------
Insured California                                       3.48%            8.45%
-------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                     3.59%            8.49%
-------------------------------------------------------------------------------

* Each Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each Portfolio's Class A shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolios have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for each Portfolio include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Municipal Income Fund. Past performance is no guarantee of future results.

      SEC average annual returns can be found on page 6.

      Additional performance information can be found on pages 4 - 6.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 1

------------------
SEMI-ANNUAL REPORT
------------------

For the six months ended April 30, 2003, the municipal bond market posted positive returns. While all of the Portfolios generated positive returns as well, they underperformed their benchmark, the Lehman Brothers Municipal Bond Index, by varying degrees. The underperformance was largely a function of the relatively lower interest rate sensitivity of the portfolios. In comparison to their respective Lipper peer groups, performance results were mixed. The California, Insured California and Insured National Portfolios underperformed due to their more income-oriented and less interest rate sensitive compositions. Although the National and New York Portfolios are equally defensive in their structure, their holdings in airline-backed revenue bonds contributed positively to performance as prices on those bonds rebounded from recent lows.

Over the 12-month period, municipal bond yields declined substantially. This resulted in strong positive price performance for the municipal bond market. While all of the Portfolios generated positive returns, they lagged the Lehman Brothers Municipal Bond Index. The lagging performance was, generally, a result of the Portfolios' relatively low sensitivity to interest rate changes. In addition, in the National and New York Portfolios, exposure to airline-backed revenue bonds hurt performance substantially. Although prices on those bonds have rebounded recently, they are still lower than a year ago. Only the Insured California Portfolio performed in line with its Lipper peer group average. While lower interest rate sensitivity held back returns across all of the Portfolios, performance in the National and New York Portfolios was hurt by their exposure to airline backed revenue bonds. Meanwhile, performance in the Insured National Portfolio lagged as a result of a default in one of its uninsured positions. That bond is secured by a lien on the land. We continue to hold the bonds.

Market Review and Investment Strategy

The pace of municipal issuance continues to be quite strong. Year-to-date issuance has totaled $145.6 billion -- an increase of almost 14% from the same period in 2002. This high level of issuance has impaired municipal price performance relative to the taxable bond market. State and local governments are currently mired in their worst financial crises in decades. Policy makers are debating how much to cut expenses and raise taxes to close their projected budget shortfalls. The Center on Budget and Policy Priorities estimates that states' collective projected budget deficits could reach $85 billion in fiscal year 2004. Two states, California and Oregon, were recently downgraded by Moody's Investors Service, and 16 more continue to have "negative" outlooks, meaning they are at risk for being downgraded, as well. The Fund has minimal general obligation exposure and, therefore, has generally been sheltered from the recent credit spread widening affecting these bonds.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

Over the past six months, investment activity in the Portfolio has focused on improving credit quality through selective selling and increasing overall diversification. In addition, several of the Portfolios were able to take advantage of trading opportunities in California general obligation debt. In an effort to reduce the risk exposure of the Portfolios, we reduced their weighting in tobacco settlement bonds over the period and replaced them with higher credit quality bonds. In the Insured California Portfolio, we replaced non-California tobacco issues with in-state bonds. In the California and National Portfolios, we also took advantage of the volatility in California general obligation spreads, buying at slightly wider spreads to national AAA-rated municipal yields and selling at tighter spreads.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 3

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

Average Annual Returns as of April 30, 2003

                                          NAV and SEC Returns
-----------------------------------------------------------------------------------------------------
                           Without Sales Charge                          With Sales Charge
-----------------------------------------------------------------------------------------------------
                                                   Since                                        Since
                1 Year     5 Year    10 Year   Inception     1 Year     5 Year    10 Year   Inception
-----------------------------------------------------------------------------------------------------
National Portfolio
Class A          2.43%      3.58%      5.12%       6.73%     -1.91%      2.69%      4.67%       6.45%
Class B          1.72%      2.87%      4.68%       4.99%     -1.19%      2.87%      4.68%       4.99%
Class C          1.72%      2.87%        N/A       4.41%      0.75%      2.87%        N/A       4.41%
California Portfolio
Class A          6.61%      4.85%      5.91%       7.10%      2.04%      3.95%      5.45%       6.81%
Class B          5.97%      4.12%      5.46%       5.74%      2.97%      4.12%      5.46%       5.74%
Class C          5.97%      4.12%        N/A       5.17%      4.97%      4.12%        N/A       5.17%
New York Portfolio
Class A          5.34%      4.65%      5.54%       6.53%      0.90%      3.75%      5.08%       6.24%
Class B          4.36%      3.88%      5.09%       5.41%      1.37%      3.88%      5.09%       5.41%
Class C          4.36%      3.88%        N/A       4.77%      3.36%      3.88%        N/A       4.77%
Insured National Portfolio
Class A          6.24%      4.47%      5.61%       6.78%      1.71%      3.56%      5.16%       6.49%
Class B          5.64%      3.75%      5.18%       5.50%      2.64%      3.75%      5.18%       5.50%
Class C          5.64%      3.77%        N/A       4.90%      4.64%      3.77%        N/A       4.90%
Insured California Portfolio
Class A          8.45%      5.54%      5.90%       7.21%      3.87%      4.63%      5.44%       6.95%
Class B          7.61%      4.77%      5.44%       5.73%      4.61%      4.77%      5.44%       5.73%
Class C          7.54%      4.76%        N/A       5.12%      6.54%      4.76%        N/A       5.12%

SEC average annual returns as of the latest quarter-end (March 31, 2003) can be found on page 6.
SEC yields can be found on page 5.

The Portfolios' investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Inception Dates: National, Insured National, California, New York, 12/29/86; Insured California, 11/21/85.

N/A: Not applicable.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of April 30, 2003

--------------------------------------------------------------------------------
                                         30 Day      Taxable-Equivalent Yield in
Portfolio                              SEC Yield*     35% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
National Portfolio
  Class A                                 5.21%                  8.22%
  Class B                                 4.74%                  7.51%
  Class C                                 4.75%                  7.51%
California Portfolio
  Class A                                 4.78%                  8.45%
  Class B                                 4.29%                  7.63%
  Class C                                 4.30%                  7.63%
New York Portfolio
  Class A                                 4.89%                  8.42%
  Class B                                 4.40%                  7.60%
  Class C                                 4.40%                  7.60%
Insured National Portfolio
  Class A                                 4.06%                  6.08%
  Class B                                 3.54%                  5.29%
  Class C                                 3.55%                  5.29%
Insured California Portfolio
  Class A                                 3.94%                  6.94%
  Class B                                 3.42%                  6.07%
  Class C                                 3.43%                  6.07%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended April 30, 2003.

** The taxable-equivalent yield is based on NAV and a 35% marginal Federal income tax rate and maximum state, city and local taxes, where applicable.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 5

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

--------------------------------------------------------------------------------
Portfolio                     1 Year      5 Years    10 Years    Since Inception
--------------------------------------------------------------------------------
National Portfolio
Class A                       -1.56%       2.50%       4.70%          6.43%
Class B                       -0.90%       2.69%       4.72%          4.95%
Class C                        1.05%       2.69%        N/A           4.37%
California Portfolio
Class A                        2.79%       3.76%       5.46%          6.81%
Class B                        3.59%       3.95%       5.47%          5.73%
Class C                        5.59%       3.95%        N/A           5.15%
New York Portfolio
Class A                        1.00%       3.57%       5.15%          6.24%
Class B                        1.59%       3.70%       5.15%          5.40%
Class C                        3.58%       3.71%        N/A           4.77%
Insured National Portfolio
Class A                        2.65%       3.38%       5.18%          6.47%
Class B                        3.46%       3.56%       5.20%          5.47%
Class C                        5.46%       3.56%        N/A           4.85%
Insured California Portfolio
Class A                        5.02%       4.44%       5.44%          6.94%
Class B                        5.78%       4.57%       5.44%          5.71%
Class C                        7.78%       4.57%        N/A           5.10%

The Portfolios' investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the1%, year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Inception Dates: National, Insured National, California, New York, 12/29/86; Insured California, 11/21/85.

N/A: not applicable


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Standard                                             Principal
& Poor's                                                Amount
Ratings                                                  (000)             Value
--------------------------------------------------------------------------------

MUNICIPAL BONDS - 99.3%

         Long-Term Municipal Bonds - 97.5%
         Alabama - 0.3%
AAA      Hoover SPL Tax Warrants
         Board of Education MBIA Ser 02
         5.00%, 2/15/11 .....................          $ 1,855       $ 2,054,913
                                                                     -----------

         Alaska - 0.3%
A-       Northern TSC
         Tobacco Settlement Bonds Ser 01
         5.50%, 6/01/29 .....................            2,100         1,555,386
                                                                     -----------

         Arizona - 1.0%
NR       Estrella Mtn Ranch CFD Spl Assmt
         (Desert Village) Ser 02
         7.375%, 7/01/27 ....................            2,950         2,982,833
NR       Sundance Comm Fac Dis
         Spl Assmt Rev Dist #1 Ser 02
         7.75%, 7/01/22 .....................            1,000         1,002,440
NR       Vistancia Comm Fac Dis
         Ser 02
         6.75%, 7/15/22 .....................            2,000         2,020,180
                                                                     -----------
                                                                       6,005,453
                                                                     -----------

         California - 4.6%
SP-2     California
         Rev Antic Nts Ser 02
         1.32%, 6/20/03 .....................            7,760         7,748,748
         1.37%, 6/27/03 .....................              480           479,256
         1.32%, 6/20/03 .....................            6,175         6,165,984
BBB+     California Dept Wtr Res
         Pwr Supply Rev Ser 02A
         5.375%, 5/01/22 ....................            2,000         2,077,520
A        California GO
         Ser 02
         5.25%, 2/01/30 .....................            1,800         1,822,500
A        California GO
         Ser 03
         5.00%, 2/01/32 .....................            3,250         3,210,675
AAA      Manteca Unified School Dist # 89-1
         Special Tax MBIA Ser 01
         Zero coupon, 9/01/31 ...............           11,910         2,669,984
AAA      San Jose MFHR
         (Almaden Apts) Series 01G AMT
         5.35%, 7/15/34 .....................            3,025         3,136,986
                                                                     -----------
                                                                      27,311,653
                                                                     -----------


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 7

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

         Colorado - 1.0%
AA+      Colorado HFA SFMR
         Mtg Rev Ser 99A-2 AMT
         6.45%, 4/01/30 .........................        $ 2,185    $  2,360,456
BBB      Colorado Hlth Fac Auth
         Hosp Rev (Vail Valley) Ser 01
         5.80%, 1/15/27 .........................          2,300       2,329,532
CCC-     Denver City & Cnty Arpt Auth
         (United Airlines) Ser 92A AMT
         6.875%, 10/01/32(e) ....................          5,075       1,368,778
                                                                    ------------
                                                                       6,058,766
                                                                    ------------

         Connecticut - 1.9%
BBB      Connecticut Dev Auth PCR
         (Ct Light & Pwr Co Proj) Ser 93 AMT
         5.95%, 9/01/28 .........................         11,000      11,449,240
                                                                    ------------

         District of Columbia - 1.3%
A-       District of Columbia
         Tobacco Settlement Bonds Ser 01
         6.50%, 5/15/33 .........................          4,300       3,743,752
         6.75%, 5/15/40 .........................          4,950       4,270,167
                                                                    ------------
                                                                       8,013,919
                                                                    ------------

         Florida - 22.2%
NR       Beacon Tradeport Comm Dev Dist
         Comm Fac Rev Ser 02B
         7.25%, 5/01/33 .........................          4,820       4,963,732
NR       Bonnet Creek Comm Dev Dist
         Comm Dev Dist Ser 02
         7.25%, 5/01/18 .........................          4,000       4,111,440
Aaa      Brevard Cnty HFA SFMR
         Mtg Rev FHA/VA Ser 94 AMT
         6.70%, 9/01/27(a) ......................            850         889,568
NR       Clay Cnty Comm Dev
         (Crossings At Fleming Island)
         Eagle Harbor Ser 00C
         7.05%, 5/01/15 .........................          2,170       2,342,472
NR       Collier Cnty Comm Fac Dist
         (Fiddlers Creek) Ser 96
         7.50%, 5/01/18 .........................          1,315       1,404,104
NR       Collier Cnty IDR
         (Southern St Util) Ser 96 AMT
         6.50%, 10/01/25 ........................          3,605       3,616,067
AAA      Dade Cnty Arpt Rev
         (Miami Int'l) MBIA Ser 95B AMT
         6.00%, 10/01/24 ........................          4,730       5,035,227
Aaa      Florida HFC MFHR
         (Hunters Run Apts) FNMA AMT
         5.45%, 2/15/35(a) ......................          5,120       5,266,995


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

AAA      Florida HFC MFHR
         (Logans Pointe Apts) FSA Ser 99 AMT
         6.00%, 6/01/39 .........................        $ 1,550    $  1,663,476
NR       Gateway Svcs Comm Dev Dist
         (Sun City Center)
         5.50%, 5/01/10 .........................          1,000       1,002,290
AA       Jacksonville Econ Dev Comm Hosp Rev
         (Mayo Clinic) Ser 01C
         5.50%, 11/15/36 ........................         10,000      10,456,900
AA       Jacksonville Elec Auth
         Elec Sys Rev Ser 02A
         5.50%, 10/01/41 ........................          3,750       3,927,150
NR       Lee Cnty Comm Dev
         (Miromar Lakes) Ser 00A
         7.25%, 5/01/12 .........................          5,345       5,727,275
NR       Lee Cnty Comm Fac
         (Stoneybrook) Ser 98
         5.70%, 5/01/08 .........................            810         816,974
NR       Lee Cnty Comm Fac Dist
         (Herons Glen) Ser 99
         5.90%, 5/01/19 .........................          2,695       2,741,219
         6.00%, 5/01/29 .........................         10,310      10,397,635
Aaa      Lee Cnty HFA SFMR
         Mtg Rev GNMA/FNMA Ser 00A-1 AMT
         7.20%, 3/01/33(a) ......................            770         809,516
NR       Manatee Cnty Comm Dev
         (Tara CDD #1) Ser 00B
         6.75%, 5/01/10 .........................          3,220       3,391,820
NR       Manatee Cnty Comm Dev
         (Tara CDD 1) Ser 00A
         7.15%, 5/01/31 .........................          1,945       2,042,172
NR       Marshall Creek Comm Dev Dist
         Spl Assmt Rev Ser 02
         6.625%, 5/01/32 ........................          1,750       1,771,088
BB       Miami Beach Health Fac Auth
         (Mt Sinai Med Center) Ser 01A
         6.80%, 11/15/31 ........................          3,500       3,119,865
AAA      Miami Dade Cnty HFA MFHR
         (Marbrisa Apts) FSA Ser 00-2A AMT
         6.15%, 8/01/38 .........................          4,200       4,527,390
NR       Northern Palm Beach Cnty Imp Dist #9A
         (ABACOA) Ser 96A
         7.20%, 8/01/16 .........................          8,000       8,559,360
         7.30%, 8/01/27 .........................          8,000       8,567,760
A3       Orange Cnty HFA MFHR
         (Seminole PT Proj) Ser 99L AMT
         5.80%, 6/01/32(a) ......................          6,855       7,127,623
NR       Orlando Assess Dist
         (Conroy Rd Proj) Ser 98A
         5.80%, 5/01/26 .........................          3,250       3,259,230


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 9

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

A        Pasco Cnty HFA MFHR
         (Pasco Woods Apts) Ser 99A AMT
         5.90%, 8/01/39 .........................        $ 3,690    $  3,838,190
NR       Pier Park Comm Dev Dist
         Cap Impt Rev Series 02-1
         7.15%, 5/01/34 .........................          4,700       4,800,721
NR       Preserve At Wilderness Lake
         Comm Fac Rev Ser 02A
         7.10%, 5/01/33 .........................          1,250       1,278,675
NR       Preserve At Wilderness Lake
         Comm Dev Auth Comm Fac Rev Ser 02B
         6.20%, 11/01/08 ........................          1,235       1,250,993
Aaa      St Johns Cnty Comm Dev Dist
         (Julington Creek Plantation) Ser 97
         6.70%, 5/01/07(a) ......................            690         754,701
NR       Sumter Cnty Indl Dev Auth
         (Sumter Util Co) Ser 02
         6.80%, 10/01/32 ........................          1,500       1,510,680
Baa2     Volusia Cnty Ed Fac
         (Embry-Riddle Aero Univ) Ser 96A
         6.125%, 10/15/26(a) ....................          6,135       6,403,836
NR       West Palm Beach Comm Dev Dist Rev
         (Hamal) Ser 01
         6.65%, 5/01/21 .........................          1,100       1,123,078
NR       Westchester Comm Dev Dist #1
         Ser 03
         5.50%, 1/01/04 .........................          3,000       3,001,650
                                                                    ------------
                                                                     131,500,872
                                                                    ------------

         Georgia - 0.2%
AAA      Columbus Wtr & Sew Rev
         FSA Ser 03
         5.25%, 5/01/10 .........................          1,015       1,142,352
                                                                    ------------

         Hawaii - 0.4%
AAA      Hawaii Dept Budget & Fin
         (Elec Co & Subsidiary Proj)
         XLCA Ser 03 AMT
         5.00%, 12/01/22 ........................          2,500       2,517,375
                                                                    ------------

         Illinois - 5.0%
NR       Chicago Spl Assess
         (Lake Shore East) Ser 03
         6.75%, 12/01/32 ........................          3,500       3,544,625
AAA      Chicago Arpt Rev
         (Midway Arpt) MBIA Ser 98B
         5.00%, 1/01/35 .........................          5,200       5,242,432
AAA      Chicago Arpt Rev
         (O'Hare Int'l Arpt) MBIA Ser 02A AMT
         5.375%, 1/01/32 ........................         10,000      10,260,200


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

AAA      Chicago HFA SFMR
         Mtg Rev GNMA/FNMA/FHLMC
         Ser 00A AMT
         5.60%, 9/01/19 .........................        $   680    $    691,846
Aaa      Chicago HFA SFMR
         Mtg Rev GNMA/FNMA/FHLMC
         Ser 98A-1 AMT
         6.45%, 9/01/29(a) ......................          1,655       1,739,604
Aaa      Chicago HFA SFMR
         Mtg Rev GNMA/FNMA/FHLMC
         Ser 98C-1 AMT
         6.30%, 9/01/29(a) ......................          1,440       1,521,086
Aaa      Chicago HFA SFMR
         Mtg Rev GNMA/FNMA/FHLMC
         Ser 99A AMT
         6.35%, 10/01/30(a) .....................          1,505       1,608,905
Aaa      Chicago HFA SFMR
         Mtg Rev GNMA/FNMA/FHLMC
         Ser 99C AMT
         7.05%, 10/01/30(a) .....................            845         899,612
AAA      Met Pier & Expo Auth Special Tax Rev
         (McCormick Place) Ser 02 A
         5.25%, 6/15/42(b) ......................          3,750       3,902,025
                                                                    ------------
                                                                      29,410,335
                                                                    ------------

         Iowa - 0.2%
A-       Iowa TSA
         Tobacco Settlement Bonds Ser 01B
         5.30%, 6/01/25 .........................          1,350       1,014,295
                                                                    ------------

         Louisiana - 0.9%
BBB      De Soto Parish PCR
         (Int'l Paper Co)  Ser 02A
         5.00%, 10/01/12 ........................          4,000       4,044,720
Baa3     Louisiana Airport Facility
         (Cargo ACQ Grp) Ser 02 AMT
         6.65%, 1/01/25(a) ......................          1,230       1,238,561
                                                                    ------------
                                                                       5,283,281
                                                                    ------------

         Maine - 0.4%
BBB      Jay Environmental Impt PCR
         (Int'l Paper) Ser 99A AMT
         6.25%, 9/01/23 .........................          2,300       2,333,994
                                                                    ------------

         Maryland - 1.3%
Aa2      Maryland CDA SFMR
         Mtg Rev Ser 00A AMT
         6.10%, 7/01/38(a) ......................          6,285       6,624,579


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 11

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

NR       Maryland IDR Eco Dev
         (Med Waste Assoc) Ser 89 AMT
         8.75%, 11/15/10 ........................        $ 1,275    $    900,303
                                                                    ------------
                                                                       7,524,882
                                                                    ------------

         Massachusetts - 6.5%
AA       Massachusetts Dev Fin Agy Hlth Fac
         (Seven Hills) Ser 99 Asset Gty
         5.15%, 9/01/28 .........................          6,035       6,171,150
AAA      Massachusetts GO
         FGIC Ser 02C
         5.50%, 11/01/13 ........................          2,265       2,627,445
A+       Massachusetts Port Auth
         Ser 99D AMT
         6.00%, 7/01/29 .........................          7,500       8,209,725
AAA      Massachusetts Port Auth Spec Fac
         (BosFuel Corp) MBIA Ser 97 AMT
         6.00%, 7/01/36 .........................         13,825      15,029,849
AAA      Massachusetts Port Auth Spec Fac
         (Delta Airlines) AMBAC Ser 01A AMT
         5.00%, 1/01/27 .........................          5,000       4,979,050
A3       New England Ed Loan Mktg Corp
         Student Loan Rev Ser 93H AMT
         6.90%, 11/01/09(a) .....................          1,500       1,740,870
                                                                    ------------
                                                                      38,758,089
                                                                    ------------

         Michigan - 4.8%
BB-      Detroit Local Dev Fin Auth
         (DaimlerChrysler Jefferson
         North Assembly Plant) Ser 98A
         5.50%, 5/01/21 .........................            560         458,478
AAA      Michigan HDA MFHR
         Rental Hsg Rev AMBAC Ser 97A AMT
         6.10%, 10/01/33 ........................          1,000       1,052,990
A        Michigan Hosp Fin Auth
         (Sparrow Med Center) Ser 01
         5.625%, 11/15/36 .......................          2,650       2,695,871
AA-      Michigan Hosp Fin Auth
         (Trinity Health) Ser 00A
         6.00%, 12/01/27 ........................          4,515       4,874,981
A-       Michigan Strategic Fund PCR
         (Detroit Edison) Ser 01B AMT
         5.65%, 9/01/29 .........................            500         511,275
BB-      Midland Cnty PCR
         (CMS Energy) Ser 00A AMT
         6.875%, 7/23/09 ........................          8,000       8,097,440
A        Saginaw Hosp Fin Auth
         (Covenant Med Ctr) Ser 00F
         6.50%, 7/01/30 .........................          7,125       7,672,628


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

AA       Troy Downtown Dev Auth
         Ser 95A Asset Gty
         6.375%, 11/01/18 .......................       $  2,500     $ 2,854,800
                                                                     -----------
                                                                      28,218,463
                                                                     -----------

         Minnesota - 2.6%
AAA      Minn-St. Paul Met Arpt Rev
         FGIC Ser 00B AMT
         6.00%, 1/01/21 .........................          3,520       3,924,061
AAA      Minn-St. Paul Met Arpt Rev
         FGIC Ser 99B AMT
         5.625%, 1/01/16 ........................          7,920       8,499,506
AA-      St Cloud Higher Ed
         (MN St. Univ Proj) Ser 02
         5.00%, 5/01/23 .........................          1,000       1,037,380
Aaa      St Paul Hsg & Redev Auth MFHR
         (Wellington Proj) Ser 99A
         5.10%, 2/01/24(a) ......................          2,000       2,046,040
                                                                     -----------
                                                                      15,506,987
                                                                     -----------

         Mississippi - 0.3%
BBB      Warren Cnty Environmental
         Impt Rev PCR
         (Int'l Paper) Ser 99A AMT
         6.25%, 9/01/23 .........................          1,800       1,831,320
                                                                     -----------

         Missouri - 0.3%
Baa3     Kansas City Arpt Fac Rev
         (Cargo ACQ Grp) Ser 02
         6.25%, 1/01/30(a) ......................          1,995       1,989,653
                                                                     -----------

         Montana - 1.2%
B-       Montana Board of Investments PCR
         (Stillwater Mining) Ser 00 AMT
         8.00%, 7/01/20 .........................          7,300       7,205,173
                                                                     -----------

         Nebraska - 0.5%
AAA      Nebraska Inv Fin Auth Hosp Rev
         (Bishop Clarkson Mem) MBIA Ser 91
         11.87%, 12/08/16(c) ....................          3,000       3,054,450
                                                                     -----------

         Nevada - 1.0%
NR       North Las Vegas Comm Fac
         (Aliante 60) Ser 03
         6.40%, 12/01/22 ........................          1,000       1,013,370
AAA      Reno Special Tax Rev
         (RetracTransp Proj) AMBAC Ser 02
         5.25%, 6/01/41 .........................          5,000       5,223,600
                                                                     -----------
                                                                       6,236,970
                                                                     -----------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 13

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

         New Hampshire - 1.4%
AAA      Keene HDA MFHR
         (Central Square) FHA Ser 90A Sec 8
         7.50%, 2/01/25 .........................       $  2,985     $ 3,401,646
BBB+     New Hampshire Bus Fin Auth PCR
         (Public Service Co) Ser 93E AMT
         6.00%, 5/01/21 .........................          4,500       4,616,145
                                                                     -----------
                                                                       8,017,791
                                                                     -----------

         New Jersey - 1.4%
B        New Jersey Eco Dev Auth Spec Fac
         (Continental Airlines) Ser 00 AMT
         7.20%, 11/15/30 ........................          5,950       3,868,035
AAA      New Jersey Ed Facs Auth
         (Rols RR II) AMBAC Ser 03
         9.05%, 9/01/21 .........................          4,000       4,597,200
                                                                     -----------
                                                                       8,465,235
                                                                     -----------

         New York - 2.3%
A        New York GO
         Ser 03
         5.75%, 3/01/15 .........................          2,350       2,575,106
         5.75%, 3/01/17 .........................          1,900       2,056,921
A        New York GO
         Ser 97A
         6.25%, 8/01/17 .........................          4,805       5,579,134
         6.25%, 8/01/17 .........................            945       1,054,431
A        New York Indl Dev Agy
         (Lycee Francais) ACA Ser 02C
         6.80%, 6/01/28 .........................          2,500       2,513,750
                                                                     -----------
                                                                      13,779,342
                                                                     -----------

         Ohio - 4.6%
BBB      Cuyahoga Cnty Hosp Rev
         (Univ Hosp Hlth) Ser 00
         7.50%, 1/01/30 .........................            750         831,495
A        Franklin Cnty
         (OCLC Online Computer Libry Ctr)
         Ser 98
         5.20%, 10/01/20 ........................          1,200       1,259,172
Aaa      Hamilton Cnty Sales Tax Rev
         (Rols RR II) AMBAC Ser 03
         16.29%, 12/01/32(a) ....................          4,810       5,626,353
AAA      Ohio Air Quality Dev Auth PCR
         (JMG Co) AMBAC Ser 94B AMT
         6.375%, 4/01/29 ........................          6,925       7,494,651
Aaa      Ohio HFA SFMR
         (Mtg Rev) GNMA Ser 00A-1 AMT
         6.35%, 9/01/31(a) ......................          6,425       6,832,409


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

Baa2     Toledo Lucas Cnty Port Fac
         (CSX Transp) Ser 92
         6.45%, 12/15/21(a) .....................       $  4,730     $ 5,104,947
                                                                     -----------
                                                                      27,149,027
                                                                     -----------

         Oklahoma - 0.5%
B-       Oklahoma Dev Fin Auth Rev
         (Hillcrest Healthcare)
         5.625%, 8/15/29 ........................          2,000       1,466,160
         5.75%, 8/15/15 .........................          1,490       1,216,570
                                                                     -----------
                                                                       2,682,730
                                                                     -----------

         Oregon - 0.7%
Aa2      Oregon Hsg & Comm Svcs Dept SFMR
         Mtg Rev Ser 02B AMT
         5.45%, 7/01/32(a) ......................          3,975       4,088,725
                                                                     -----------

         Pennsylvania - 6.0%
A        Montgomery Cnty Hosp Rev
         (Abinton Mem Hosp) Ser 93 02A
         5.125%, 6/01/32 ........................          2,000       1,965,780
BBB      Pennsylvania Econ Dev Auth
         Waste Wtr Rev
         (Sun Co) Ser 94A AMT
         7.60%, 12/01/24 ........................          5,000       5,310,750
AAA      Pennsylvania Higher Ed
         Student Loan Rev AMBAC
         Ser 88D AMT
         6.05%, 1/01/19 .........................          4,900       5,012,063
A+       Pennsylvania Higher Ed Hosp Rev
         (UPMC) Ser 01A
         6.00%, 1/15/31 .........................          3,845       4,000,338
AAA      Philadelphia Utility Rev
         (Gas Works) FSA Ser 3
         5.125%, 8/01/31 ........................          5,000       5,126,250
AAA      South Central Gen Auth Hosp Rev
         (Wellspan Hlth) MBIA Ser 01
         5.25%, 5/15/31(a) ......................          6,300       6,604,416
AAA      Washington Cnty
         Capital Funding AMBAC Ser 99
         6.15%, 12/01/29 ........................          6,480       7,829,849
                                                                     -----------
                                                                      35,849,446
                                                                     -----------

         Puerto Rico - 0.2%
AAA      Puerto Rico Hsg Fin Corp Rev SFMR
         (Mtg Rev) GNMA Ser 98 AMT
         5.20%, 12/01/32 ........................            950         971,252
                                                                     -----------

         South Carolina - 2.7%
A-       South Carolina
         Tobacco Settlement Bonds Ser 01
         6.375%, 5/15/28 ........................         18,350      15,940,461
                                                                     -----------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 15

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

         South Dakota - 0.3%
A        South Dakota
         Tobacco Settlement Bonds Ser 02B
         6.50%, 6/01/32 .........................       $  2,000     $ 1,733,100
                                                                     -----------

         Tennessee - 1.2%
BBB      Memphis Shelby Cnty Spec Fac
         (Federal Express) Ser 93 AMT
         6.20%, 7/01/14 .........................          7,200       7,365,816
                                                                     -----------

         Texas - 14.2%
CC       Alliance Arpt Auth Fac Imp
         (American Airlines) Ser 90 AMT
         7.50%, 12/01/29 ........................          6,330       2,089,153
BBB      Alliance Arpt Auth Spec Fac
         (Federal Express) Ser 96 AMT
         6.375%, 4/01/21 ........................         15,550      16,181,174
AAA      Corpus Christi Arpt Rev
         (Corpus Christi Int'l) FSA Ser 00B
         5.375%, 2/15/30 ........................          7,100       7,414,956
CC       Dallas Fort Worth Texas Arpt Fac Imp
         (American Airlines) Ser 99 AMT
         6.375%, 5/01/35 ........................            915         301,923
AAA      Dallas Fort Worth Texas Arpt Fac Imp
         Arpt Rev FGIC Ser 01 AMT
         5.50%, 11/01/35 ........................         20,000      20,684,800
AAA      Dallas Fort Worth Texas Arpt Fac Imp
         Arpt Rev MBIA Ser 02A AMT
         5.00%, 11/01/35 ........................          2,500       2,429,600
Baa3     Grapevine Arpt Fac Rev
         (Cargo ACQ Grp) Ser 02 AMT
         6.50%, 1/01/24(a) ......................          1,000         988,700
B        Houston Arpt Fac Rev
         (Continental Airlines) Ser 01E AMT
         7.00%, 7/01/29 .........................          3,750       2,231,250
B        Houston Arpt Fac Rev
         (Continental Airlines) Ser 97B AMT
         6.125%, 7/15/27 ........................          8,000       4,680,000
B        Houston Arpt Fac Rev
         (Continental Airlines) Ser 98C AMT
         5.70%, 7/15/29 .........................          4,000       1,805,240
Baa3     Houston IDC Arpt Fac Rev
         (Cargo ACQ Grp) Ser 02 AMT
         6.375%, 1/01/23(a) .....................          3,000       2,964,930
BBB      Sabine River Auth PCR
         (Texas Util Elec Proj) Ser 01B AMT
         5.75%, 5/01/30 .........................          2,170       2,111,150
AA+      San Antonio GO
         Gen Impt Ser 02
         5.00%, 2/01/22 .........................          3,100       3,197,185


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

AAA      Texas Turnpike Auth
         Turnpike Rev AMBAC Series 02A
         5.50%, 8/15/39 .........................       $  7,500     $ 8,027,925
AAA      Trinity River Auth Wtr and Swr Rev
         MBIA Ser 03
         5.25%, 8/01/09 .........................          3,400       3,801,404
BBB      Tyler Health Fac Auth Hosp Rev
         (Mother Francis Hospital Regl Hlth)
         Ser 01
         6.00%, 7/01/31(a) ......................          5,000       5,041,550
                                                                     -----------
                                                                      83,950,940
                                                                     -----------

         Virginia - 0.7%
A        Arlington IDA Hosp Rev
         (Arlington Hlth Sys) Ser 01
         5.25%, 7/01/31(a) ......................          1,000       1,006,190
NR       Bell Creek Comm Dev Auth
         Spl Assmt Ser 03A
         6.75%, 3/01/22 .........................          3,000       3,022,500
                                                                     -----------
                                                                       4,028,690
                                                                     -----------

         Washington - 0.5%
AAA      King Cnty Swr Rev
         FSA Series 02A
         5.25%, 1/01/32 .........................          3,000       3,113,880
                                                                     -----------

         Wisconsin - 2.6%
A-       Badger TSASC
         Tobacco Settlement Bonds Ser 02
         6.125%, 6/01/27 ........................          3,150       2,848,073
         6.375%, 6/01/32 ........................         12,000      10,103,520
Baa3     Milwaukee Arpt Rev
         (Cargo ACQ Grp) Ser 02 AMT
         6.50%, 1/01/25(a) ......................          2,345       2,342,045
                                                                     -----------
                                                                      15,293,638
                                                                     -----------

         Total Long-Term Municipal Bonds
           (cost $572,282,136) ..................                    578,407,894
                                                                     -----------

         Short-Term Municipal Notes(f) - 1.8%
         California - 0.7%
A-1+     Los Angeles Dept of Wtr & Pwr
         (Elec Plant Rev Bonds) Ser 01B-3
         1.32%, 7/01/34 .........................          4,000       4,000,000
                                                                     -----------

         Connecticut - 0.2%
A-1+     Connecticut Hlth & Ed Fac Auth Rev
         (Yale Univ) Ser 03X-3
         1.30%, 7/01/37 .........................          1,000       1,000,000
                                                                     -----------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 17

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                               Principal
& Poor's                                                  Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------

         Ohio - 0.3%
A-1+     Ohio Air Quality Dev Auth Rev PCR
         (Cincinnati Gas & Elec) Ser 95
         1.30%, 9/01/30..........................       $  2,000   $   2,000,000
                                                                   -------------

         Tennessee - 0.6%
VMIG-1   Clarksville Pub Bldg Auth Rev
         (Mun Bd Fd) Ser 01
         1.40%, 7/01/31(a).......................          3,500       3,500,000
                                                                   -------------

         Total Short-Term Municipal Notes
           (cost $10,500,000)....................                     10,500,000
                                                                   -------------

         Total Investments - 99.3%
           (cost $582,782,136)...................                    588,907,894
         Other assets less liabilities - 0.7%....                      4,198,136
                                                                   -------------

         Net Assets - 100%..................                       $ 593,106,030
                                                                   =============

INTEREST RATE SWAP (See Note D)

                                                             Rate Type
                                                    =========================
                                                     Payments        Payments
                      Notional                         made          received
         Swap          Amount      Termination        by the          by the
     Counterparty       (000)         Date          Portfolio       Portfolio
     ============     ========     ===========      =========       =========
      J.P. Morgan      $1,935        11/01/13          5.26%           LIBOR+

+     LIBOR (London Interbank Offered Rate)

SHORT FUTURES CONTRACT (See Note D)
                                                         Value at
            Number of            Expiration   Original   April 30,   Unrealized
   Type     Contracts  Position     Month       Value      2003     Appreciation
=========== =========  ========  ==========   ========   =========  ============
Swap 10 Yr
  Future       16        Short    June 2003  $1,830,815 $1,823,500     $7,315

See footnote summary on page 48.

See Glossary of Terms on page 48.

See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                      --------------------------
                                                      INSURED NATIONAL PORTFOLIO
                                                      PORTFOLIO OF INVESTMENTS
                                                      --------------------------

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS - 99.6%

       Long-Term Municipal Bonds - 97.2%
       Alabama - 0.5%
AAA    Jefferson Cnty
       Wtr & Swr Rev FGIC Ser 02B
       5.00%, 2/01/41 .............................     $ 1,000      $ 1,011,730
                                                                     -----------

       Alaska - 4.9%
AAA    Alaska Hsg Fin Corp SFMR
       Mtg Rev MBIA Ser 97A
       6.00%, 6/01/27 .............................       9,500        9,701,210
                                                                     -----------

       California - 6.5%
AAA    California GO
       AMBAC Ser 03
       5.00%, 2/01/33 .............................       2,000        2,056,360
A      California GO
       Ser 02
       5.25%, 2/01/30 .............................       2,000        2,025,000
AAA    Lancaster GO
       MBIA Ser 01
       Zero coupon, 8/01/22 .......................       2,380          898,164
NR     Los Angeles Cnty Comm Fac Dist #92-1
       (Castaic Union SD Northlake Proj) Ser 92
       9.00%, 10/01/19(e)(f) ......................       8,710        5,856,169
AAA    San Bernardino Cnty Redev
       (Ontario Proj 1) MBIA Ser 93 ETM
       5.80%, 8/01/23 .............................       2,000        2,060,220
                                                                     -----------
                                                                      12,895,913
                                                                     -----------

       Colorado - 7.0%
AAA    Denver City & Cnty
       Arpt Sys Rev MBIA Ser 95A
       5.70%, 11/15/25 ............................       6,375        6,866,895
AAA    Northwest Parkway Auth
       Toll Rev FSA Ser 01C
       Zero coupon, 6/15/25 .......................      10,000        6,976,500
                                                                     -----------
                                                                      13,843,395
                                                                     -----------

       Florida - 3.6%
NR     Collier Cnty Comm Fac Dist
       (Fiddler's Creek) Series 99A
       5.875%, 5/01/21 ............................       3,935        3,919,850
AA     Volusia Cnty Hlth Fac Auth
       (John Knox Village) Asset Gty Ser 96A
       6.00%, 6/01/17 .............................       3,000        3,254,910
                                                                     -----------
                                                                       7,174,760
                                                                     -----------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 19

--------------------------
INSURED NATIONAL PORTFOLIO
  PORTFOLIO OF INVESTMENTS
--------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       Illinois - 5.6%
AAA    Chicago Stadium Rev
       (Soldier Field) AMBAC Series 01
       Zero coupon, 6/15/30 .......................     $10,000      $ 7,098,700
AAA    Met Pier & Expo Auth Special Tax Rev
       (McCormick Place) MBIA Ser 02A
       5.25%, 6/15/42 .............................       3,750        3,902,025
                                                                     -----------
                                                                      11,000,725
                                                                     -----------

       Iowa - 0.8%
A-     Iowa TSA
       Tobacco Settlement Bonds Ser 01B
       5.30%, 6/01/25 .............................       2,000        1,502,660
                                                                     -----------

       Massachusetts - 7.3%
AAA    Massachusetts GO
       FGIC Ser 02C
       5.50%, 11/01/13 ............................       1,800        2,088,036
AAA    Massachusetts HFA MFHR
       Residential Dev AMBAC Ser 93A
       6.15%, 10/01/15 ............................         140          143,380
AA     Massachusetts Hlth & Ed Facs Auth
       Hosp Rev
       (Berkshire Hlth Sys) Asset Gty Ser 01E
       5.70%, 10/01/25 ............................       8,500        9,123,390
AA     Massachusetts Hlth & Ed Facs Auth
       Hosp Rev
       (Cap Cod Healthcare) Asset Gty Ser 01C
       5.25%, 11/15/31 ............................       2,900        2,989,871
                                                                     -----------
                                                                      14,344,677
                                                                     -----------

       Michigan - 12.1%
AAA    Detroit Swr Sys Rev
       FGIC Ser 93A
       10.052%, 7/01/23(c) ........................       6,210        6,519,196
AAA    Detroit Water Supply Systems
       FGIC Series 01B
       5.50%, 7/01/33 .............................       1,450        1,557,039
AAA    Kalamazoo HFA Hosp Rev
       (Borgess Med Ctr) FGIC Ser 94A ETM
       8.808%, 6/01/11(c) .........................       5,140        5,649,425
AAA    Michigan
       (State Trunk Line Fund) FSA Ser 01A
       5.25%, 11/01/30 ............................       1,000        1,042,390
AAA    Michigan Pub Pwr Agy Rev
       (Belle Rives) MBIA Ser 02
       24.85%, 7/01/11 ............................       1,455        2,204,849
AAA    Michigan Strategic Fund PCR
       (Detroit Edison Co) MBIA Ser 95AA
       6.40%, 9/01/25 .............................       2,335        2,613,215


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                      --------------------------
                                                      INSURED NATIONAL PORTFOLIO
                                                      PORTFOLIO OF INVESTMENTS
                                                      --------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

A      PontiacTax Increment Finance Auth Rev
       (Tax Increment Dev Area #2) ACA Ser 02
       5.625%, 6/01/22 ............................     $   700      $   737,093
AAA    Royal Oak Hosp Fin Auth Hosp Rev
       (William Beaumont) MBIA Ser 01M
       5.25%, 11/15/35 ............................       1,300        1,339,611
AAA    Wayne Charter Cnty
       (Detroit Metro Arpt Hotel Rev) MBIA Ser 01A
       5.00%, 12/01/30 ............................       2,170        2,206,261
                                                                     -----------
                                                                      23,869,079
                                                                     -----------

       Minnesota - 7.2%
Aaa    Eagan MFHR
       (Woodridge Apts Proj) GNMA Ser 97A
       5.95%, 2/01/32(a) ..........................         805          846,361
AA     Waconia Hlth Fac
       (Ridgeview Med Ctr) Asset Gty Ser 99A
       6.125%, 1/01/29 ............................      12,095       13,308,612
                                                                     -----------
                                                                      14,154,973
                                                                     -----------

       Nevada - 1.1%
AAA    Reno Special Tax Rev
       (Retrac Transp Proj) AMBAC Ser 02
       5.25%, 6/01/41 .............................       2,000        2,089,440
                                                                     -----------

       New Hampshire - 1.2%
AAA    New Hampshire Hlth & Ed Hosp Rev
       (Mary Hitchcock Hosp)
       FSA Ser 02
       5.50%, 8/01/27 .............................       2,250        2,418,390
                                                                     -----------

       New Jersey - 3.2%
A-     New Jersey
       Tobacco Settlement Bonds Ser 02
       5.75%, 6/01/32 .............................       1,500        1,284,705
AAA    New Jersey Ed Facs Auth Rev
       (Hgr Ed Cap Impt) AMBAC Ser 02A
       5.125%, 9/01/22 ............................       2,500        2,631,350
Aaa    New Jersey Ed Facs Auth Rev
       (Rols RR II) AMBAC Ser 03
       9.05%, 9/01/21(a) ..........................       1,210        1,390,653
AAA    New Jersey Hlth Care Fac Fin Auth
       (Jersey City Med) FHA AMBAC Ser 01
       5.00%, 8/01/41 .............................       1,000        1,019,540
                                                                     -----------
                                                                       6,326,248
                                                                     -----------

       New York - 4.3%
AAA    Nassau Cnty Hlth Fac
       (Nassau Hlth Sys Rev) FSA Ser 99
       5.75%, 8/01/29 .............................       7,600        8,455,076
                                                                     -----------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 21

--------------------------
INSURED NATIONAL PORTFOLIO
  PORTFOLIO OF INVESTMENTS
--------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       Ohio - 8.7%
AAA    Akron Higher Ed
       (Univ of Akron) FGIC Ser 99
       5.75%, 1/01/29 .............................     $ 3,000      $ 3,301,140
AAA    Hamilton Cnty
       Sales Tax AMBAC Ser 00B
       5.25%, 12/01/32(a) .........................       7,600        7,922,468
AAA    Summit Cnty GO
       FGIC Ser 00
       6.00%, 12/01/21 ............................       5,000        6,026,450
                                                                     -----------
                                                                      17,250,058
                                                                     -----------

       Pennsylvania - 9.6%
AA-    Allegheny Cnty Hgr Ed Auth
       (Carnegie Mellon Univ)
       5.50%, 3/01/28 .............................       7,665        8,165,831
AAA    Pennsylvania Turnpike Transp Rev
       AMBAC Ser 01
       5.25%, 7/15/41 .............................      10,000       10,472,900
AAA    Washington Cnty
       Capital Funding AMBAC Ser 99
       6.15%, 12/01/29 ............................         200          241,662
                                                                     -----------
                                                                      18,880,393
                                                                     -----------

       Puerto Rico - 4.3%
AAA    Puerto Rico Elec Pwr Auth
       Elect Util XLCA Ser 02-1
       5.25%, 7/01/22 .............................       7,935        8,455,377
                                                                     -----------

       Rhode Island - 5.2%
A-     Rhode Island
       Tobacco Settlement Bonds Ser 02A
       6.25%, 6/01/42 .............................       1,535        1,268,923
AA     Rhode Island Eco Dev Auth
       (Providence Place Mall Proj) Asset Gty
       Ser 00
       6.125%, 7/01/20 ............................       8,000        9,030,240
                                                                     -----------
                                                                      10,299,163
                                                                     -----------

       Texas - 2.8%
AA+    San Antonio GO
       Gen Impt Ser 02
       5.00%, 2/01/23 .............................       1,500        1,542,675
AAA    Texas Turnpike Auth
       Turnpike Rev AMBAC Series 02A
       5.50%, 8/15/39 .............................       3,750        4,013,963
                                                                     -----------
                                                                       5,556,638
                                                                     -----------


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                      --------------------------
                                                      INSURED NATIONAL PORTFOLIO
                                                      PORTFOLIO OF INVESTMENTS
                                                      --------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       West Virginia - 1.3%
Aaa    Fairmont Higher Ed
       (Fairmont St Col) FGIC Ser 02A
       5.375%, 6/01/27(a) .........................     $ 2,500    $   2,661,925
                                                                   -------------

       Total Long-Term Municipal Bonds
         (cost $182,827,443) ......................                  191,891,830
											 -------------
       Short-Term Municipal Notes(d) - 2.4%
       New York - 0.7%
A-1+   New York City Wtr Fin Auth
       Wtr & Swr Sys Rev FGIC Series 94C
       1.40%, 6/15/23 .............................       1,500        1,500,000
                                                                   -------------

       Tennessee - 1.7%
Aa1    Clarksville Pub Bldg Auth Rev
       (Mun Bd Fd) Ser 01
       1.40%, 7/01/31(a) ..........................       3,300        3,300,000
                                                                   -------------

       Total Short-Term Municipal Notes
         (cost $4,800,000) ........................                    4,800,000
											 -------------
       Total Investments - 99.6%
         (cost $187,627,443) ......................                  196,691,830
       Other assets less liabilities - 0.4%  ......                      777,490
                                                                   -------------

       Net Assets - 100% ..........................                $ 197,469,320
                                                                   =============

INTEREST RATE SWAP (See Note D)

                                                         Rate Type
                                                   =====================
                                                   Payments    Payments
                      Notional                       made      received
         Swap          Amount      Termination      by the      by the
     Counterparty       (000)         Date         Portfolio   Portfolio
     ============     ========     ===========     =========   =========

      J.P. Morgan      $1,555       11/01/13         5.26%      LIBOR+

+     LIBOR (London Interbank Offered Rate)

See footnote summary on page 48.

See Glossary of Terms on page 48.

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 23

------------------------
      NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS - 98.2%

       Long-Term Municipal Bonds - 95.8%
       Arizona - 0.2%
NR     Goodyear IDA Wtr & Swr Rev
       (Litchfield Park Proj) Ser 01 AMT
       6.75%, 10/01/31 ............................    $  1,000     $  1,035,530
                                                                    ------------

       Florida - 1.1%
NR     Lee Cnty Comm Dev
       (Miromar Lakes) Series 00A
       7.375%, 5/01/32 ............................       3,465        3,712,540
NR     Manatee Cnty CDD
       (Heritage Harbor South) Series 02B
       5.40%, 11/01/08 ............................       1,180        1,184,991
NR     Marshall Creek Comm Dev Dist
       Spl Assmt Rev Ser 02A
       6.625%, 5/01/32 ............................       1,000        1,012,050
                                                                    ------------
                                                                       5,909,581
                                                                    ------------

       Illinois - 0.3%
NR     Lake Cnty Asses Dist
       (Lakewood Grove) Ser 03
       6.70%, 3/01/33 .............................       1,600        1,639,200
                                                                    ------------

       Nevada - 0.2%
NR     North Las Vegas Comm Fac
       (Aliante 60) Ser 03
       6.40%, 12/01/22 ............................       1,000        1,013,370
                                                                    ------------

       New York - 87.3%
Baa1   Cattaraugus Cnty Hgr Ed
       (Jamestown CC) Ser 00A
       6.50%, 7/01/30(a) ..........................       1,000        1,103,270
AA     Cortland County IDA Hosp Rev
       (Cortland Mem Hosp) Radian
       5.25%, 7/01/32 .............................       2,700        2,792,205
BBB    Essex Cnty IDR Sld Wst
       (Int'l Paper) Ser 95A AMT
       5.80%, 12/01/19 ............................       5,000        5,007,700
Aaa    Glen Cove IDR
       (The Regency at Glen Cove)
       Ser 92B ETM
       Zero coupon, 10/15/19(a) ...................      30,510       14,212,168
A-     Hempstead IDR Hgr Ed
       (Adelphi Univ Civic Fac) Ser 02
       5.50%, 6/01/32 .............................       1,500        1,567,455


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

BBB-   Herkimer Cnty IDR Hgr Ed
       (Herkimer CC Stud Hsg) Ser 00
       6.50%, 11/01/30 ............................    $  2,000     $  2,202,540
Aaa    Horseheads CCRC
       (Appleridge Retrmt Cmmty) GNMA Ser 99
       5.75%, 9/01/41(a) ..........................       4,000        4,263,560
AAA    Long Island Power Auth Elec Rev
       FSA Ser 01A
       5.25%, 9/01/28 .............................      10,000       10,486,900
AAA    Metropolitan Trans Auth
       FSA Ser 02A
       5.00%, 11/15/30 ............................       4,000        4,106,720
Aa1    Monroe Cnty MFHR
       (Southview Towers Proj) Sonyma
       Ser 00 AMT
       6.25%, 2/01/31(a) ..........................       1,130        1,247,283
BBB+   Nassau Cnty
       Tobacco Settlement Bonds Ser 99-1
       6.60%, 7/15/39 .............................       5,005        4,680,075
A      New York
       Tobacco Settlement TSASC Ser 99-1
       6.375%, 7/15/39 ............................       1,375        1,245,654
A      New York City GO
       Ser 03
       5.75%, 3/01/15 .............................       2,350        2,575,107
       5.75%, 3/01/17 .............................       1,900        2,056,921
A      New York City GO
       Ser 93D
       10.794%, 8/01/14(c) ........................      10,000       10,432,400
A      New York City GO
       Ser 97A
       6.25%, 8/01/17 .............................       2,545        2,936,091
       New York City GO
       Ser 97A Pre-Re
       6.25%, 8/01/17 .............................      12,955       14,945,800
A      New York City GO
       Ser 96J
       6.00%, 2/15/24 .............................      10,130       10,772,482
       New York City GO
       Ser 96J Pre-Re
       6.00%, 2/15/24 .............................       1,070        1,137,863
AAA    New York City Hlth & Hosp Rev
       (Health Sys) AMBAC Ser 03A
       5.25%, 2/15/22 .............................       5,000        5,281,500
AAA    New York City Hosp Rev
       (Health Sys) FSA Ser 02A
       5.125%, 2/15/23 ............................       1,500        1,566,150


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 25

------------------------
      NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AA     New York City Housing Dev Corp MFHR
       Rental Hsg Ser 02A AMT
       5.50%, 11/01/34 ............................    $  1,250     $  1,282,963
AA     New York City Hsg Dev Corp MFHR
       Rental Hsg Ser 01C-2 AMT
       5.40%, 11/01/33 ............................       3,030        3,060,149
BBB-   New York City IDA Spec Fac
       (Brooklyn Navy Yard Cogen Partners)
       Series 97 AMT
       5.75%, 10/01/36 ............................       3,000        2,794,470
A      New York City IDA Ed Fac
       (Magen David Yeshivah Proj) ACA Ser 02
       5.70%, 6/15/27 .............................       2,500        2,643,275
A      New York City IDA
       Lycee Francais ACA Ser 02C
       6.80%, 6/01/28 .............................       2,500        2,513,750
Aa3    New York City IDA Ed Fac
       (Spence School)
       5.20%, 7/01/34(a) ..........................       3,155        3,292,558
BBB-   New York City IDA Spec Fac
       (Airis JFK Proj) Ser 01A
       5.50%, 7/01/28 .............................       9,000        8,926,560
BBB-   New York City IDA Spec Fac
       (British Airways) Ser 98 AMT
       5.25%, 12/01/32 ............................       1,175          728,500
CCC    New York City IDR
       (American Airlines) Ser 90 AMT
       5.40%, 7/01/20 .............................       3,500        1,242,920
CCC    New York City IDR
       (American Airlines) Ser 94 AMT
       6.90%, 8/01/24 .............................       1,500          532,530
BBB+   New York City IDR Spec Fac
       (Terminal One LP) Ser 94 AMT
       6.125%, 1/01/24 ............................      25,690       26,455,562
AAA    New York City Trans Fin Auth
       MBIA Ser 03
       10.07%, 2/01/15 ............................       3,300        3,900,006
AA+    New York City Trans Fin Auth
       Ser 00B
       6.00%, 11/15/29 ............................       6,000        7,198,440
AA+    New York City Trans Fin Auth
       Ser 02A
       5.50%, 11/01/26 ............................       5,000        5,554,350
A      New York City Trust Cultural Resources
       (Museum American Folk Art) ACA Ser 00
       6.125%, 7/01/30 ............................       3,000        3,291,930
AAA    New York City Trust Cultural Resources
       (Museum of Modern Art) AMBAC Ser 01D
       5.125%, 7/01/31 ............................      15,000       15,604,800


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

A      New York GO
       Ser 01B
       5.50%, 12/01/31 ............................    $ 12,000     $ 12,498,600
A-     New York State Counties
       Tobacco Settlement Bonds Ser 00B
       6.625%, 6/01/42 ............................      10,000        9,130,800
AAA    New York State Dorm Auth Hosp
       (Lutheran Med) MBIA Ser 03
       5.00%, 8/01/31 .............................       2,000        2,052,600
AAA    New York State Dorm Auth Hlth Care
       (Nursing Home) FHA Ser 02
       5.20%, 2/01/32 .............................       3,965        4,059,248
AAA    New York State Dorm Auth
       (Personal Income Tax) Ser 03A
       5.00%, 3/15/32 .............................       4,000        4,071,480
Aa3    New York State Dorm Auth MFHR
       (SS Joachim & Anne Residence) Ser 02
       5.25%, 7/01/27(a) ..........................       1,000        1,007,160
AAA    New York State Dorm Auth Hlth Fac
       (St Barnabas) FHA AMBAC Ser 02A
       5.00%, 2/01/31 .............................       6,000        6,155,820
AA     New York State Dorm Auth
       (State University Dorm Fac)
       5.00%, 7/01/32 .............................       4,000        4,067,360
AAA    New York State Dorm Auth
       MBIA Ser 02D
       5.00%, 10/01/30 ............................       1,000        1,026,380
Aa3    New York State Dorm Auth Hlth Fac
       (FTT Sr Communities)
       5.70%, 7/01/29(a) ..........................       4,000        4,249,240
AAA    New York State Env Fac Corp
       Clean Wtr & Drinking Wtr Rev Ser 03A
       5.00%, 10/15/32 ............................       6,800        6,995,772
AA     New York State Hsg Fin Agy
       (Personal Income Tax) Ser 03A
       5.00%, 3/15/33 .............................       5,000        5,109,100
A      New York State Metro Trans Auth
       Trans Rev Bonds Ser 02
       5.25%, 11/15/31 ............................       5,000        5,193,600
A      New York State Metro Trans Auth
       Trans Rev Bonds Ser 02A
       5.125%, 11/15/31 ...........................       5,500        5,626,885
AA-    New York State Metro Trans Auth
       Trans Rev Bonds Ser 02A
       5.25%, 11/15/30 ............................      10,000       10,371,700
AA     New York State UDC Spl Tax
       (Empire State) Ser 02A
       5.25%, 3/15/32 .............................       4,445        4,597,464
BBB    Niagara Cnty IDA SWR
       (American Ref-Fuel Corp) Ser 01C AMT
       5.625%, 11/15/24 ...........................       3,000        3,185,070


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 27

------------------------
      NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    Niagara Frontier Trans Arpt Rev
       (Buffalo Niagara) MBIA AMT
       5.625%, 4/01/29 ............................    $  2,500     $  2,613,250
AAA    Niagara Frontier Trans Arpt Rev
       (Gtr Buffalo Int'l) AMBAC Ser 94A AMT
       6.25%, 4/01/24 .............................      16,125       17,012,520
AAA    NYS Dorm Auth Hlth Fac
       (Eger Rehab Ctr) FHA
       6.10%, 8/01/37 .............................       4,250        4,663,482
BBB-   NYS Dorm Auth Hosp Rev
       (Mount Sinai) Ser 00
       6.50%, 7/01/25 .............................      10,000       10,118,600
AAA    NYS Energy Res & Dev Auth
       (Brooklyn Union Gas) MBIA AMT
       9.962%, 7/08/26(c) .........................       6,000        6,263,640
A-     NYS Energy Res & Dev Auth Elec Rev
       (Long Island Ltg Co) Ser 95A AMT
       5.30%, 8/01/25 .............................       7,500        7,806,150
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 87A AMT
       6.15%, 7/01/26 .............................      15,000       16,273,050
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 88A AMT
       5.95%, 12/01/27 ............................       6,700        6,955,069
AAA    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 24 AMT
       6.125%, 10/01/30 ...........................       1,705        1,747,437
Aaa    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 29 AMT
       5.45%, 4/01/31(a) ..........................       9,000        9,214,110
Aa1    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 82 AMT
       5.65%, 4/01/30(a) ..........................       8,690        8,919,329
Aa1    NYS Mtg Agy SFMR
       (Homeowner Mort) Ser 84 AMT
       5.95%, 4/01/30(a) ..........................      25,155       26,769,448
Aaa    NYS Mtg Agy SMFR
       (Homeowner Mort) Ser 31A AMT
       5.30%, 10/01/31(a) .........................      10,000       10,193,400
A+     Onondaga Cnty IDR
       (Anheuser Busch) Ser 99 AMT
       6.25%, 12/01/34 ............................       3,500        3,742,340
AA     Onondaga Cnty PCR
       (Bristol-Myers Squibb) AMT
       5.75%, 3/01/24 .............................       4,000        4,368,720
Baa3   Onondaga County IDA Arpt Fac
       (Cargo ACQ GRP) Ser 02 AMT
       6.125%, 1/01/32(a) .........................       1,000        1,014,820
AAA    Port Auth of NY & NJ
       (JFK Int'l Proj) MBIA Ser 97-6 AMT
       5.75%, 12/01/22 ............................       8,820        9,629,323


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AA-    Port Auth of NY & NJ
       Cons Rev (95th) AMT
       6.125%, 7/15/29 ............................    $ 16,075     $ 16,900,130
AAA    Port Auth of NY & NJ
       Cons Rev (96th) FGIC Ser 94 AMT
       6.60%, 10/01/23 ............................         510          543,981
AAA    Spencerport Cent Sch Dist
       MBIA Ser 02
       5.00%, 6/15/21 .............................       2,500        2,606,475
Baa3   Staten Island Hlth Fac
       (Staten Island Hosp) Ser 01B
       6.375%, 7/01/31(a) .........................       1,995        2,053,992
NR     Suffolk County IDR
       (Nissequogue Cogen Fac) Ser 98 AMT
       5.50%, 1/01/23 .............................       7,750        7,080,400
AAA    Triborough Bridge & Tunnel Auth
       Gen Purp Rev MBIA Ser 02
       5.00%, 11/15/32 ............................       8,000        8,232,080
AA-    Triborough Bridge & Tunnel Auth
       Gen Purp Rev Ser 02A
       5.00%, 1/01/32 .............................       5,000        5,101,800
AA-    Triborough Bridge & Tunnel Auth
       Gen Purp Rev Ser 02B
       5.00%, 11/15/32 ............................       1,000        1,022,040
AAA    Troy Hsg Dev Corp MFHR
       (T.U.R.) FHA Ser 90C
       8.10%, 2/01/24 .............................       1,145        1,158,740
A3     Ulster Cnty
       Tobacco Settlement Bonds Ser 01
       Zero coupon, 6/01/25(a) ....................       1,690        1,441,283
       Zero coupon, 6/01/40(a) ....................       1,630          855,782
       6.00%, 6/01/40(a) ..........................       1,000          841,310
AAA    Yonkers IDA Hlth Fac
       (Malotz Pavilion Proj) MBIA Ser 99
       5.65%, 2/01/39 .............................         700          744,590
                                                                    ------------
                                                                     478,928,177
                                                                    ------------

       Ohio - 0.7%
B      Cleveland Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 9/15/27 ............................       8,365        3,723,931
                                                                    ------------

       Puerto Rico - 4.8%
AAA    Puerto Rico Elec Pwr Auth
       Elec Util XLCA Ser 02-1
       5.25%, 7/01/22 .............................      18,000       19,180,440
AAA    Puerto Rico Highway
       Trans Rev FSA Ser 02D
       5.00%, 7/01/27 .............................       5,000        5,166,650


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 29

------------------------
      NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    Puerto Rico Hsg Fin Corp. SFMR
       Ser 01A
       5.20%, 12/01/33 ............................    $  1,975     $  2,056,440
                                                                    ------------
                                                                      26,403,530
                                                                    ------------

       Texas - 0.6%
B      Harris Cnty Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 7/01/19 ............................       3,155        1,602,614
B      Houston Arpt Fac Rev
       (Continental Airlines) Ser 01E AMT
       7.00%, 7/01/29 .............................       3,050        1,814,750
                                                                    ------------
                                                                       3,417,364
                                                                    ------------

       Virginia - 0.2%
NR     Bell Creek Comm Dev Auth
       Spl Assmt Ser 03A
       6.75%, 3/01/22 .............................       1,000        1,007,500
                                                                    ------------

       Washington - 0.4%
AAA    King Cnty Sewer Rev
       FSA Ser 02A
       5.25%, 1/01/32 .............................       2,000        2,075,920
                                                                    ------------

       Total Long-Term Municipal Bonds
         (cost $498,677,206) ......................                  525,154,103
                                                                    ------------

       Short-Term Municipal Notes(f) - 2.4%
       Connecticut - 0.4%
A-1+   Connecticut St Hlth & Ed Fac Auth Rev
       (Yale Univ) Ser 03X-3
       1.30%, 7/01/37 .............................       2,000        2,000,000
                                                                    ------------

       Florida - 0.5%
NR     Westchester Comm Dev Dist #1
       Ser 03 AMT
       5.50%, 1/01/04 .............................       3,000        3,001,650
                                                                    ------------

       Illinois - 0.5%
AAA    Illinois Dev Fin Auth PCR
       (Illinois Power) AMBAC
       3.25%, 11/01/28 ............................       2,900        2,900,000
                                                                    ------------

       New Jersey - 0.0%
A-1+   Port Auth of NY & NJ Port Rev
       (Versatile Structure) Series 95-3
       1.35%, 6/01/20 .............................         200          200,000
                                                                    ------------


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       New York - 1.0%
A-1+   Long Island Pwr Auth Elec Sys Rev
       Ser 98-3B
       1.40%, 5/01/33..............................     $ 1,500    $   1,500,000
A-1+   New York City Mun Wtr Fin Auth
       FGIC Ser 94G
       1.40%, 6/15/24..............................         900          900,000
A-1+   New York City Trans Fin Auth
       Var-Subser-2A Series 2003
       1.40%, 11/01/22.............................         500          500,000
A-1+   New York City Trans Fin Auth
       Ser 2003 Subseries 3B
       1.35%, 11/01/22.............................       1,500        1,500,000
A-1+   New York City Trans Fin Auth
       Ser 2003 2F
       1.30%, 11/01/22.............................       1,000        1,000,000
                                                                   -------------
                                                                       5,400,000
                                                                   -------------

       Total Short-Term Municipal Notes
         (cost $13,501,650)........................                   13,501,650
                                                                   -------------

       Total Investments - 98.2%
         (cost $512,178,856).......................                  538,655,753
       Other assets less liabilities - 1.8%........                   10,057,710
                                                                   -------------

       Net Assets - 100%...........................                $ 548,713,463
                                                                   =============

INTEREST RATE SWAP (See Note D)

                                                           Rate Type
                                                    =======================
                                                     Payments      Payments
                      Notional                         made        received
         Swap          Amount      Termination        by the        by the
     Counterparty       (000)          Date         Portfolio     Portfolio
     ============     ========     ===========      =========     =========

      J.P. Morgan      $3,900       07/01/12           5.12%         1.29%

See footnote summary on page 48.

See Glossary of Terms on page 48.

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 31

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS - 95.8%

       Long-Term Municipal Bonds - 93.9%
       California - 93.5%
A3     Alameda Cnty
       Tobacco Securitization Bonds Ser 02 A
       6.00%, 6/01/42(a) ..........................     $ 3,000   $    2,372,040
AAA    Alameda Corridor Trans Auth Rev
       Cap Apprec Bds MBIA Ser 99
       Zero coupon, 10/01/34 ......................      15,000        2,814,150
AAA    Alameda Transp Auth
       MBIA Ser 99A
       Zero coupon, 10/01/36 ......................      39,940        6,735,482
       Zero coupon, 10/01/37 ......................       9,000        1,439,010
BBB+   Assoc Bay Area Gov Hosp Rev
       (Sharp Medical) Ser A
       6.125%, 8/15/20 ............................      19,000       19,937,460
AAA    Assoc Bay Area Gov MFHR
       (Civic Cntr Dr Apt) FSA Ser 99-A AMT
       5.875%, 3/01/32 ............................      16,880       17,652,260
AAA    Baldwin Park Uni Sch Dist
       (Election 2002) FSA
       5.00%, 8/01/27 .............................       2,120        2,193,734
AAA    Beverly Hills Comm Fac Dist
       (Business Triangle) AMBAC
       5.00%, 9/01/28 .............................       2,500        2,585,450
NR     Brentwood Infrst Fin Auth
       Asses Dist Ser 02
       6.125%, 9/02/32 ............................       5,000        4,989,350
NR     Calaveras Cnty Asses Dist #2
       (Saddle Creek) Ser 01
       7.00%, 9/01/26 .............................       7,100        7,501,434
SP-2   California State Rans
       Rev Ant Nts Index Ser 2003C
       1.32%, 6/20/03 .............................      10,000        9,985,500
SP-2   California State Rans
       Rev Ant Nts Index Ser 2002
       1.37%, 6/27/03 .............................         600          599,070
SP-2   California State Rans
       Rev Ant Nts Index Ser 2002 F
       1.32%, 6/20/03 .............................       7,935        7,923,415
A3     California Cnty Tob Sec Agy
       Fresno County Ser 02
       6.00%, 5/01/37(a) ..........................       5,000        3,980,700
A-     California Cnty Tob Sec Agy
       Fresno County Ser 02
       6.125%, 6/01/38 ............................       5,000        4,049,200


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

A-     California Cnty Tob Sec Agy
       Gold Country (Placer County) Ser 02A
       5.75%, 6/01/27 .............................     $ 1,750   $    1,451,888
BBB+   California Dept of Wtr Res Pwr
       Supply Rev Ser A
       5.375%, 5/01/21 ............................       3,000        3,133,170
BBB-   California Ed Fac Hgr Ed
       (Col of Arts & Crafts) Ser 01
       5.875%, 6/01/30 ............................       2,200        2,283,578
A      California GO
       5.00%, 2/01/32 .............................      14,150       13,978,785
       5.125%, 6/01/31 ............................       1,730        1,736,176
       5.25%, 2/01/30 .............................      14,000       14,175,000
AAA    California GO Veterans Hsg AMBAC
       Ser 02A
       5.35%, 12/01/27 ............................      22,320       23,297,839
AAA    California HFA MFHR
       Mtg Rev MBIA Ser 97I AMT
       5.75%, 2/01/29 .............................       9,560        9,918,691
AAA    California HFA SFMR
       Mtg Rev FHA Ser 95A-2 AMT
       6.45%, 8/01/25 .............................       4,570        4,748,550
AAA    California HFA SFMR
       Mtg Rev FSA Ser 01-M AMT
       Zero coupon, 8/01/32 .......................      32,195        5,828,261
AAA    California HFA SFMR
       Mtg Rev FSA Ser 01B AMT
       Zero coupon, 8/01/31 .......................      47,740       10,090,326
AAA    California HFA SFMR
       Mtg Rev MBIA Ser 97M AMT
       5.60%, 8/01/29 .............................       3,615        3,708,376
AA     California HFA SFMR
       Mtg Rev Ser 99A-II AMT
       5.25%, 8/01/26 .............................       6,310        6,366,222
A      California Infra & Eco Dev Bank
       (American Ctr/Wine Food & Art)
       ACA Ser 99
       5.80%, 12/01/29 ............................       8,515        9,032,371
A      California Infra Hosp Rev
       (Kaiser Hosp) Ser 01A
       5.55%, 8/01/31 .............................      23,000       23,704,490
AAA    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) MBIA Ser 96A AMT
       5.35%, 12/01/16 ............................      15,500       16,911,120
CCC    California Poll Ctl Fin Auth PCR
       (Pacific Gas & Elec) Ser 93A AMT
       5.875%, 6/01/23 ............................      36,145       35,046,554


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 33

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

CCC    California Poll Ctl Fin Auth PCR
       (Pacific Gas & Elec) Ser 93B AMT
       5.85%, 12/01/23 ............................     $36,510   $   35,280,708
AAA    California Poll Ctl Fin Auth PCR
       (So Calif Edison) MBIA Ser 99C AMT
       5.55%, 9/01/31 .............................       7,950        8,396,949
BB     California Poll Ctl Fin Auth PCR
       (So Calif Edison) Ser 92B AMT
       6.40%, 12/01/24 ............................       9,280        9,280,742
A      California Poll Ctl Fin Auth SWR
       (Tracy Material Recovery) ACA
       Ser 99A AMT
       5.70%, 8/01/14 .............................       3,670        4,028,155
AAA    California Pub Wks Brd Wtr & Swr
       (Cap East End) AMBAC Ser 02
       5.00%, 12/01/27 ............................       4,000        4,116,360
AAA    California Rural MFA SFMR
       Mortgage Revenue GNMA/FNMA
       Ser 00B AMT
       6.25%, 12/01/31 ............................       1,825        1,988,575
AAA    California Rural MFA SFMR
       Mortgage Revenue GNMA/FNMA
       Ser 00D AMT
       6.00%, 12/01/31 ............................       4,700        5,014,524
AAA    California Rural MFA SFMR
       Mortgage Revenue GNMA/FNMA
       Ser 99A AMT
       5.40%, 12/01/30 ............................       1,775        1,824,966
AAA    California Rural MFA SFMR
       Mortgage Revenue MBIA Ser 99A AMT
       5.40%, 12/01/30 ............................       4,360        4,496,337
NR     California Statewide Comm Dev Auth
       Ed Fac
       (Drew College Prep) Ser 00
       7.25%, 10/01/30 ............................       8,000        8,750,640
NR     California Statewide Comm Dev Auth
       Ed Fac
       (Live Oak Sch) Ser 00
       6.75%, 10/01/30 ............................       3,000        3,073,530
NR     California Statewide Comm Dev Auth
       Ed Fac
       (Live Oak Sch) Ser 00
       6.25%, 10/01/12 ............................       1,000        1,010,540
NR     California Statewide Comm Dev Auth
       Ed Fac
       (Saint Mark's School) Ser 01
       6.75%, 6/01/28 .............................       2,555        2,628,047


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

NR     California Statewide Comm Dev Auth
       Spec Fac
       (San Diego Space & Science Fndn)
       Ser 96
       7.50%, 12/01/16 ............................     $ 2,980   $    3,495,719
NR     California Statewide Comm Dev Auth
       Ed Fac COP
       (Sonoma Cntry Day Sch) Ser 99
       6.00%, 1/01/29 .............................      14,000       14,388,360
NR     California Statewide Comm Dev Auth COP
       (Wildwood Elem School) Ser 01
       7.00%, 11/01/29 ............................       8,000        8,417,440
NR     California Statewide Comm Dev Auth
       Ed Fac COP
       (Windward Sch) Ser 99
       6.90%, 9/01/23 .............................       2,000        2,088,140
Aaa    California Statewide Comm Dev
       Auth Ed Fac
       (Loyola Marymount Univ) MBIA Ser 01
       Zero coupon, 10/01/36(a) ...................       7,615        1,284,194
       Zero coupon, 10/01/37(a) ...................       7,615        1,217,562
       Zero coupon, 10/01/38(a) ...................       6,615          985,635
       Zero coupon, 10/01/39(a) ...................       7,120        1,005,344
Aaa    California Statewide Comm Dev
       Auth MFHR
       (Highland Creek Apts)
       FNMA Ser 01K AMT
       5.40%, 4/01/34(a) ..........................       5,745        5,929,415
AAA    California Statewide Comm Dev
       Auth MFHR
       (Santa Paula Vlg Apt)
       FNMA Ser 98D AMT
       5.43%, 5/01/28 .............................       2,090        2,133,660
A3     California Statewide Pooled Loan
       Tobacco Settlement Bonds Ser 02B
       6.00%, 5/01/43(a) ..........................       5,000        3,949,850
NR     Carson Assess Dist
       (Dominguez Tech Ctr) Ser 01-1
       6.35%, 9/02/23 .............................       3,825        3,999,497
       6.375%, 9/02/31 ............................       5,000        5,157,700
AAA    Castaic Lake Wtr Agy
       (Wtr Sys Imp Proj) MBIA Ser 01A
       5.20%, 8/01/30 .............................       4,625        4,852,781
AAA    Cathedral City Pub Fin Auth Rev
       (Tax Alloc Hsg Redev Projs) MBIA Ser 02D
       5.00%, 8/01/33 .............................       4,500        4,656,285
BBB+   Central Calif Joint Powers Hosp Rev
       (Central Calif Comm Hosp) Ser 00
       6.00%, 2/01/30 .............................       2,000        2,067,040


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 35

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

NR     Chino Comm Fac Dist #99-1
       (Spectrum West) Ser 99
       6.35%, 9/01/29 .............................     $ 3,450   $    3,525,969
NR     Chino Hills Comm Fac Dist #10
       (Fairfield Ranch) Ser 00
       6.95%, 9/01/30 .............................       5,200        5,599,204
AA-    Chula Vista PCR
       (San Diego Gas & Elec) Ser 92A AMT
       6.40%, 12/01/27 ............................      23,240       23,728,737
AAA    Coachella Valley Uni Sch Dist COP
       MBIA
       5.00%, 9/01/31 .............................       2,000        2,056,740
Aaa    Contra Costa Cnty MFHR
       (Byron Park Proj) GNMA Ser 93A AMT
       6.40%, 1/20/31(a) ..........................      11,860       12,478,025
NR     Corona Comm Fac Dist #97-2
       (Eagle Glen) Ser 98
       5.875%, 9/01/23 ............................       3,260        3,330,644
NR     Corona Comm Fac Dist #97-2
       (Eagle Glen) Ser 98 ETM
       5.875%, 9/01/23 ............................       3,265        3,335,720
AAA    Cucamonga Cnty COP
       Cnty Wtr Dist FGIC Ser 01
       5.125%, 9/01/35 ............................       5,000        5,213,450
NR     Eastern Wtr Comm Fac Dist French Valley
       (Morningstar Ranch) Ser 02
       6.40%, 9/01/32 .............................       1,400        1,429,022
NR     Eastern Wtr Comm Fac Dist French Valley
       (Morningstar Ranch) Ser 02
       6.40%, 9/01/32 .............................       2,415        2,501,046
A      El Centro Fin Auth Hosp Rev
       (El Centro Med Ctr) Ser 01
       5.375%, 3/01/26 ............................      18,000       18,607,860
NR     Elk Grove Special Tax Assess Dist #1-A
       (E. Franklin Cmnty) Ser 02
       5.80%, 8/01/25 .............................       1,000        1,003,730
       6.00%, 8/01/33 .............................       5,000        5,075,850
NR     Encinitas Comm Fac Dist #1
       (Encinitas Ranch) Ser 98A
       6.00%, 9/01/30 .............................      16,170       16,262,169
NR     Encinitas Rec Rev
       (Encinitas Ranch Golf Course) Ser 96A
       7.75%, 9/01/26 .............................      10,250       11,046,733
NR     Fontana Comm Fac Dist #11
       (Heritage West End) Ser 99A
       6.50%, 9/01/28 .............................       9,105        9,582,102
AAA    Garden Grove COP Lease Rev
       Public Fac AMBAC Ser 02A
       5.125%, 3/01/32 ............................       2,820        2,944,926


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    Gilroy Uni Sch Dist
       FGIC
       5.00%, 8/01/27 .............................     $ 2,500   $    2,586,950
A-     Golden St Tob Sec
       Ser 03A-1
       6.75%, 6/01/39 .............................       6,300        5,573,169
NR     Kern Cnty Comm Fac Dist #1
       (Tejon Industrial Complex) Ser 00A
       7.20%, 9/01/30 .............................       4,110        4,725,267
NR     Kern Cnty Comm Fac Dist #1
       (Tejon Ranch) Ser 00A
       7.20%, 9/01/30 .............................       5,815        6,685,505
A-     Kern Cnty
       Tobacco Settlement Bonds Ser 02A
       6.125%, 6/01/43 ............................       5,000        3,975,950
A-     Kern Cnty
       Tobacco Settlement Bonds Ser 02B
       6.25%, 6/01/37 .............................       6,000        4,955,820
NR     La Verne Comm Fac Dist #88-1
       Spec Tax Ser 98
       5.875%, 3/01/14 ............................       5,915        6,189,693
NR     Lammersville Sch Dist Comm Fac Dist
       (Mountain House) Ser 02
       6.375%, 9/01/32 ............................       6,250        6,205,813
Baa1   Live Oak Sch Dist COP
       Lease Rev Ser 02
       5.20%, 8/01/32(a) ..........................       1,020        1,019,918
AA-    Long Beach Port Fac
       Harbor Rev Ser 93 AMT
       5.125%, 5/15/18(b) .........................      16,325       16,631,583
AAA    Los Angeles Cnty Arpt
       (Ontario Int'l Arpt) FGIC Ser 96A AMT
       6.00%, 5/15/22 .............................      12,780       14,010,203
AAA    Los Angeles Cnty Pub Works
       Lease Rev AMBAC Ser 97V- B
       5.125%, 12/01/29 ...........................       3,400        3,501,762
AAA    Los Angeles Cnty Transp Auth
       Sales Tax Revenue FGIC Ser 00A
       5.25%, 7/01/30 .............................       2,750        2,881,670
BB     Los Angeles Comm Redev MFHR
       (Grand Ctrl Proj) Ser 93A AMT
       5.85%, 12/01/26 ............................       4,030        3,924,817
AA     Los Angeles Dept of Wtr & Pwr Elec Rev
       Ser 01A
       5.125%, 7/01/41 ............................       5,030        5,173,103
AAA    Los Angeles Dept of Wtr & Pwr Elec Rev
       MBIA Ser 01A
       5.00%, 7/01/24 .............................       8,500        8,730,435
AAA    Los Angeles Dept of Wtr & Pwr Elec Rev
       FGIC Ser A
       5.00%, 7/01/38 .............................       8,000        8,236,400


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 37

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    Los Angeles Harbor Rev
       MBIA Ser 96B AMT
       6.20%, 8/01/25 .............................     $10,000   $   11,166,400
AA     Los Angeles Harbor Rev
       Ser 96B AMT
       5.375%, 11/01/23 ...........................      13,250       13,803,585
AAA    Los Angeles MFHR
       (Park Plaza West) GNMA AMT
       5.50%, 1/20/43 .............................       5,000        5,201,650
AAA    Los Angeles Uni Sch Dist
       (Rite PA-1116) MBIA Ser 03A
       10.19%, 1/01/11 ............................       4,850        6,126,811
A3     Merced Cnty
       Tobacco Securitization Bonds Ser 02A
       5.875%, 6/01/43(a) .........................       2,500        1,936,000
NR     Murrieta Vly Cmty Facs Dist #02-5-A
       Improvement Area A
       6.00%, 9/01/33 .............................       1,000          967,400
NR     Novato Comm Fac Dist #94-1
       (Hamilton Field)
       7.375%, 9/01/25 ............................      10,535       11,104,522
NR     Ontario Calif Ltd. Assess Dist #107
       (Calif Commerce Ctr So)
       7.70%, 9/02/10 .............................       4,835        5,048,755
AAA    Orange Cnty Arpt Rev
       (John Wayne Int'l) MBIA Ser 93 AMT
       5.50%, 7/01/18 .............................       4,500        4,611,330
NR     Orange Cnty Comm Fac Dist #99-1
       (Ladera Ranch) Ser 99A
       6.70%, 8/15/29 .............................       3,000        3,219,690
AAA    Orange Cnty Sr Lien
       (Foothill/Eastern Corr) ETM
       Zero coupon, 1/01/24 .......................      10,255        3,682,776
       Zero coupon, 1/01/25 .......................      15,000        5,104,500
       Zero coupon, 1/01/27 .......................      10,000        3,059,300
       Zero coupon, 1/01/28 .......................      10,000        2,902,900
       Zero coupon, 1/01/30 .......................      27,935        7,354,447
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr)
       MBIA ETM
       Zero coupon, 1/15/36 .......................      21,500        3,826,355
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr)
       Ser 93 ETM
       Zero coupon, 1/01/17 .......................      16,000        8,807,360
       Zero coupon, 1/01/19 .......................      20,000        9,738,400
       Zero coupon, 1/01/20 .......................      20,000        9,121,000
       Zero coupon, 1/01/21 .......................      20,000        8,596,800
       Zero coupon, 1/01/23 .......................      35,000       13,309,800
       Zero coupon, 1/01/25 .......................      18,100        6,159,430


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    Palm Springs COP
       Ser 91B ETM
       Zero coupon, 4/15/21 .......................     $51,500   $   21,225,725
AAA    Palm Springs Fin Auth Arpt Rev
       (Palm Springs Regional Arpt) MBIA
       Ser 92 AMT
       6.00%, 1/01/22 .............................       6,860        6,967,633
AAA    Palmdale COP
       (Rols RR II-R 200) MBIA
       15.80%, 9/01/32 ............................       3,000        3,419,160
A-     Placer Cnty Res Rec
       (Wtrn Placer Wst Mgmt) Ser 94 AMT
       6.75%, 7/01/14 .............................       5,800        6,153,568
AAA    Pomona Pub Fin Auth Rev Swr Rev
       (Sewer Projs) MBIA
       5.00%, 12/01/37 ............................       1,405        1,448,077
AAA    Port of Oakland
       FGIC Series 02L AMT
       5.375%, 11/01/27 ...........................       5,000        5,248,150
BBB    Port of Oakland Spec Fac
       (Mitsui OSK Lines) Ser 92A AMT
       6.80%, 1/01/19 .............................       2,360        2,391,577
NR     Poway Comm Fac Dist #10-E
       Ser 02
       5.75%, 9/01/32 .............................       3,350        3,307,589
NR     Rancho Santa Fe Comm Fac Dist #1
       (Santa Fe Vly) Ser 00
       6.60%, 9/01/20 .............................       1,135        1,172,035
       6.70%, 9/01/30 .............................       7,475        7,682,581
NR     Riverside Cnty Assess Dist #161
       (Winchester Prop) Ser 94C
       10.00%, 9/02/14 ............................       4,295        4,846,822
NR     Riverside Comm Fac Dist #89-1
       (MTN Cove) Ser 00
       6.50%, 9/01/25 .............................       3,390        3,506,141
NR     Roseville Comm Fac Dist #1
       (Highland Reserve North) Ser 99
       6.30%, 9/01/25 .............................       6,975        7,197,782
NR     Roseville Comm Fac Dist #1
       (No Central Roseville Highland Park)
       Ser 99-A
       5.80%, 9/01/17 .............................       7,015        7,230,360
AA-    Roseville GO
       High School District Ser 01E
       5.25%, 8/01/26 .............................       2,435        2,552,854
AAA    Sacramento Cnty Arpt Sys Rev
       MBIA Ser 96A AMT
       5.90%, 7/01/24 .............................       5,050        5,556,919
AAA    Sacramento Cnty Hsg Auth MFHR
       (Cottage Estates) FNMA Ser 00B AMT
       6.00%, 2/01/33 .............................       5,300        5,694,373


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 39

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

Aaa    Sacramento Cnty Hsg Auth MFHR
       (Verandas Apts) FNMA Ser 00H AMT
       5.70%, 3/01/34(a) ..........................     $ 2,875   $    2,988,735
AAA    Sacramento Cnty Hsng Auth MFHR
       (Terracina Pk Meadows Apts) AMBAC
       Ser 02D
       5.25%, 6/01/36 .............................       2,200        2,249,742
NR     Sacramento Comm Fac Dist #97-01
       (N Natomas Drain) Ser 00B
       7.25%, 9/01/30 .............................       5,400        6,244,182
NR     Sacramento Comm Fac Dist #97-01
       (No Natomas Proj) Ser 97A
       6.70%, 9/01/17 .............................       5,970        6,236,859
       6.75%, 9/01/27 .............................       3,370        3,512,618
NR     Sacramento Con Ctr Hotel
       (Sheraton Grand) Ser 99A
       6.25%, 1/01/30 .............................       9,000        8,865,900
NR     San Bernardino Cnty Comm Fac Dist
       (Kaiser Commerce Center) Ser 02-1
       5.90%, 9/01/33 .............................       4,750        4,599,853
NR     San Bernardino Cnty Comm Fac Dist #1
       (Rancho Etiwanda) Ser 01
       6.40%, 9/01/31 .............................       8,000        8,271,280
NR     San Bernardino Cnty Comm Fac Dist #1
       (Rancho Etiwanda) Ser 01 ETM
       6.40%, 9/01/31 .............................       3,150        3,256,816
Aaa    San Bernardino SFMR
       Mtg Rev GNMA/FNMA Ser 01-A1 AMT
       6.35%, 7/01/34(a) ..........................       6,370        6,815,582
AAA    San Diego HFA MFHR
       Rental Hsg Rev GNMA/FNMA Ser 98C
       AMT
       5.25%, 1/20/40 .............................       6,380        6,484,568
AAA    San Diego Hsg Auth MFHR
       (Vista La Rosa Apt) GNMA Ser 00A
       AMT
       6.00%, 7/20/41 .............................      10,230       10,916,535
AAA    San Diego Pub Facs Fing Auth
       Water Rev MBIA Ser 02
       5.00%, 8/01/32 .............................         700          720,832
AAA    San Francisco City & Cnty Int'l Arpt
       AMBAC Ser 94 II-6 AMT
       6.60%, 5/01/24 .............................       5,000        5,296,550
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 94 II-5 AMT
       6.50%, 5/01/24 .............................      11,000       11,641,740
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 96-II AMT
       6.25%, 5/01/26 .............................       7,000        7,738,990


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    San Francisco City & Cnty Int'l Arpt
       FSA Ser 00A AMT
       6.125%, 1/01/27 ............................     $ 1,500   $    1,661,055
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 10A AMT
       5.70%, 5/01/26 .............................       9,385       10,051,992
A      San Francisco Univ Ed Fac
       Student Hsg Rev ACA Ser 99
       5.25%, 7/01/32 .............................      17,750       17,906,732
AAA    San Jose MFHR
       (Fallen Leaves Apts) AMBAC AMT
       5.10%, 12/01/32 ............................       1,345        1,370,461
       5.15%, 6/01/36 .............................       1,400        1,426,432
AAA    San Jose Redev Agy Tax Alloc
       (Rols RR II-R 201) MBIA
       15.80%, 8/01/32 ............................       3,175        3,519,170
NR     Santa Margarita Wtr Fac Dist #99-1
       (Talega) Ser 99
       6.25%, 9/01/29 .............................      11,800       12,156,360
AAA    So Calif HFA SFMR
       Mtg Rev GNMA/FNMA Ser 92A AMT
       6.75%, 9/01/22 .............................         360          361,426
AAA    So Tahoe Joint Pwr Fin Auth
       Ser 95A CAP MAC
       5.75%, 10/01/25 ............................       3,000        3,259,050
A-     Southern CA/San Diego
       Tobacco Settlement Revenue Ser 01A
       5.625%, 6/01/43 ............................      17,000       12,639,500
A3     Stanislaus Cnty
       Tobacco Securitization Bonds Ser 02A
       5.875%, 6/01/43(a) .........................       2,500        1,936,000
AAA    Univ of Calif Regents Hgr Ed
       FGIC Ser 01M
       5.125%, 9/01/30 ............................      17,770       18,418,783
Baa2   West Kern COP
       Cnty Water Dist Ser 01
       5.625%, 6/01/31(a) .........................       3,000        3,103,020
BBB+   Westminster Redev Agy MFHR
       (Rose Garden Apt) Ser 93A AMT
       6.75%, 8/01/24 .............................       4,300        4,445,555
NR     Yorba Linda Rec Rev
       (Black Gold Golf Proj) Ser 00
       7.50%, 10/01/30 ............................       5,680        6,142,693
                                                                  --------------
                                                                   1,103,107,900
                                                                  --------------

       Maryland - 0.3%
AA     Carroll Cnty GO
       5.00%, 11/01/08 ............................         750          832,808
       5.00%, 11/01/09 ............................       1,140        1,264,522
       5.00%, 11/01/10 ............................       1,315        1,451,431
                                                                  --------------
                                                                       3,548,761
                                                                  --------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 41

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       Puerto Rico - 0.1%
CCC    Puerto Rico Port Auth Spec Fac
       (America Airlines) Ser 96A AMT
       6.25%, 6/01/26 .............................    $  2,075   $      684,854
                                                                  --------------

       Total Long-Term Municipal Bonds
         (cost $1,034,080,076) ....................                1,107,341,515
                                                                  --------------

       Short-Term Municipal Notes(d) - 1.9%
       California - 1.5%
A-1+   California Poll Ctl Fin Auth PCR
       (Shell Oil Co.) Series '94 AMT
       1.35%, 10/01/24 ............................      13,400       13,400,000
A-1+   Irvine
       (Assmt Dist No 97-16)
       1.35%, 9/02/22 .............................       1,000        1,000,000
A-1+   Los Angeles Dept of Wtr & Pwr Rev
       Subser B-6
       1.30%, 7/01/34 .............................       3,400        3,400,000
                                                                  --------------
                                                                      17,800,000
                                                                  --------------

       New York - 0.0%
A-1+   New York City Transitional Fin Auth
       NYC Recovery Ser 3 Subser 3 B
       1.30%, 11/01/22 ............................         300          300,000
                                                                  --------------

       Ohio - 0.4%
NR     Ohio Water Dev Auth CP
       (Toledo Edison Proj)
       3.00%, 7/18/03 .............................       4,300        4,300,000
                                                                  --------------

       Total Short-Term Municipal Notes
         (cost $22,400,000) .......................                   22,400,000
                                                                  --------------

       Total Investments - 95.8%
         (cost $1,056,480,076) ....................                1,129,741,515
       Other assets less liabilities - 4.2%  ......                   49,916,287
                                                                  --------------

       Net Assets - 100% ..........................               $1,179,657,802
                                                                  ==============


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------


SHORT FUTURES CONTRACT (See Note D)

                                                                              Value at
                 Number of                  Expiration         Original       April 30,    Unrealized
     Type        Contracts    Position         Month             Value           2003     Depreciation
=============    =========    ========      ==========        ==========     ==========   ============
 Swap 5 Yr
   Future             6         Short        June 2003        $  671,790     $  676,125     $ (4,335)
 Swap 10 Yr
   Future            20         Short        June 2003         2,260,550      2,279,375      (18,825)
U.S. T-Note
10 Yr Future          8         Short        June 2003           916,095        921,000       (4,905)
                                                                             ----------     --------
                                                                             $3,876,500     $(28,065)
                                                                             ----------     --------

See footnote summary on page 48.

See Glossary of Terms on page 48.

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 43

----------------------------
INSURED CALIFORNIA PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Standard                                             Principal
& Poor's                                                Amount
Ratings                                                  (000)             Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS - 103.5%

       Long-Term Municipal Bonds - 101.5%
       California - 101.5%
A3     Alameda Cnty
       Tobacco Securitization Bonds Ser 02A
       6.00%, 6/01/42(a) ......................      $   2,000     $   1,581,360
AAA    Alameda Transp Auth
       MBIA Ser 99A
       Zero coupon, 10/01/37 ..................         31,340         5,010,953
A3     California Cnty Tob Sec Agy
       Fresno Cnty Ser 02
       6.00%, 5/01/37(a) ......................          2,500         1,990,350
A3     California Dept of Wtr Res
       Ser 02A
       5.375%, 5/01/22(a) .....................          2,000         2,077,520
A      California GO
       5.25%, 2/01/30 .........................          2,000         2,025,000
AAA    California GO
       AMBAC Ser 03
       5.00%, 2/01/33 .........................          4,000         4,112,720
AAA    California GO
       Veterans Housing FSA Ser 01
       5.60%, 12/01/32 ........................          4,415         4,526,523
AAA    California HFA MFHR
       Mtg Rev AMBAC Ser 95A
       6.25%, 2/01/37 .........................          5,000         5,242,400
A      California Infra & Eco Dev Bank
       (American Ctr/Wine Food & Arts) ACA
       Ser 99
       5.75%, 12/01/24 ........................          5,000         5,318,900
       5.80%, 12/01/29 ........................          1,700         1,803,292
AAA    Capistrano Sch Dist GO
       FGIC Ser 00A
       6.00%, 8/01/24 .........................          1,550         1,752,616
AAA    Capistrano Sch Dist GO
       FSA Ser 01B
       Zero coupon, 8/01/20 ...................          8,465         3,656,033
       Zero coupon, 8/01/25 ...................         16,000         5,031,840
AAA    Castaic Lake Wtr Agy
       Wtr Sys Imp Proj AMBAC Ser 99A
       Zero coupon, 8/01/28 ...................         10,445         2,769,074
AAA    Cathedral Pub Fin Auth Rev
       (Tax Alloc Hsg Redev Projs) MBIA Ser 02D
       5.00%, 8/01/33 .........................          1,240         1,283,065


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                    ----------------------------
                                                    INSURED CALIFORNIA PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings                                                  (000)             Value
--------------------------------------------------------------------------------

AAA    Chino Redev Agy Spec Tax
       AMBAC Ser 01A
       5.125%, 9/01/30 ........................      $   4,360     $   4,519,576
AAA    Chino Redev Agy Spec Tax
       AMBAC Ser 01B ETM
       5.25%, 9/01/30 .........................          5,540         5,829,354
AAA    Coronado Cmnty Dev Agy Tax Alloc
       MBIA Ser 03
       5.00%, 9/01/34 .........................          4,185         4,286,486
AAA    Coronado Comm Dev Proj Tax Alloc
       FSA Ser 96
       6.00%, 9/01/26 .........................          8,700         9,774,102
AAA    Fontana Pub Fin Auth Tax Alloc
       (No Fontana) MBIA Ser 93A
       5.625%, 9/01/24 ........................          8,805         9,314,017
AAA    Foothill-De Anza
       (Cmnty Coll Dist) FGIC Ser 02
       5.00%, 8/01/30 .........................          5,000         5,152,600
AAA    Franklin-McKinley Sch Dist
       FSA Ser 02B
       5.00%, 8/01/27 .........................            700           724,346
AAA    Glendale Hlth Fac
       (Glendale Mem Hosp) CONNIE LEE
       Ser 95A
       5.60%, 11/15/25 ........................          2,000         2,136,380
A-     Golden St Tob Sec Corp
       Ser 03A-1
       6.75%, 6/01/39 .........................          4,000         3,538,520
AAA    La Mirada Tax Alloc
       Commercial Redev FSA Ser 95B
       5.90%, 8/15/24 .........................          5,000         5,504,950
Aa     Lancaster Redev Agy MFHR
       (High Valley Apartments) FHA Ser 96A
       6.00%, 6/01/27(a) ......................          4,170         4,329,503
AAA    Long Beach
       (Aquarium of the Pacific Proj) AMBAC
       Ser 01
       5.25%, 11/01/30 ........................          7,000         7,379,680
AAA    Los Angeles Comm Redev Tax Alloc
       (Bunker Hill Proj) FSA Ser 93H
       5.60%, 12/01/28 ........................          4,000         4,149,280
AAA    Los Angeles Dept of Wtr & Pwr Elec Rev
       FGIC Ser 01A
       5.125%, 7/01/41 ........................          5,000         5,159,350
AAA    Los Angeles Dept of Wtr & Pwr Elec Rev
       MBIA Ser 01A
       5.00%, 7/01/24 .........................          8,900         9,141,279


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 45

----------------------------
INSURED CALIFORNIA PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings                                                  (000)             Value
--------------------------------------------------------------------------------

AAA    Mojave Wtr Agy Imp Dist M
       (Morongo Basin Pipeline) FGIC Ser 96
       5.80%, 9/01/22 .........................      $  10,000     $  11,134,100
AAA    Orange Cnty COP
       (Loma Ridge Data Ctr Proj) AMBAC
       6.00%, 6/01/21 .........................          1,000         1,203,670
AAA    Orange Cnty Recovery Certificates
       MBIA Ser 96A
       6.00%, 7/01/26 .........................          3,000         3,384,810
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr)
       MBIA ETM
       Zero coupon, 1/15/32 ...................         10,000         2,198,100
       Zero coupon, 1/15/36 ...................         40,915         7,281,643
AAA    Palmdale COP
       (Park Impt & Ave S Constr Proj) MBIA
       5.00%, 9/01/32 .........................          3,000         3,104,790
AAA    Pomona Pub Fin Auth Rev
       (Sewer Projs) MBIA Ser 02AF
       5.00%, 12/01/42 ........................          1,790         1,837,900
AAA    Poway Redev Agy Spec Tax
       (Paguay Proj) AMBAC Ser 01 ETM
       5.375%, 12/15/31 .......................          7,500         8,014,950
AAA    Redding COP Elec Sys Rev
       MBIA Ser 92A
       11.387%, 7/01/22(c) ....................          2,000         2,913,220
AAA    Riverside Cnty Spec Tax
       (Jurupa Valley) AMBAC Ser 01
       5.125%, 10/01/35 .......................          5,000         5,214,900
AAA    Riverside Cnty Spec Tax
       (Jurupa Valley) AMBAC Ser 01 ETM
       5.25%, 10/01/35 ........................          8,000         8,425,840
AAA    Ross Valley GO
       School District FSA Ser 01
       Zero coupon, 7/01/26 ...................          6,780         2,019,220
AAA    San Jose Airport Rev
       FGIC Ser 01A
       5.00%, 3/01/31 .........................         10,000        10,259,700
AAA    So Tahoe
       Joint Pwr Fin Auth Ser 95A CAP MAC
       5.75%, 10/01/25 ........................          1,500         1,629,525
AAA    Univ of California Regents Hosp Rev
       (UCLA Med Ctr) MBIA Ser 94
       5.50%, 12/01/20 ........................          1,685         1,742,492
                                                                   -------------

       Total Long-Term Municipal Bonds
         (cost $185,514,631) ..................                      199,485,929
                                                                   -------------

--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                    ----------------------------
                                                    INSURED CALIFORNIA PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Standard                                             Principal
& Poor's                                                Amount
Ratings                                                  (000)            Value
-------------------------------------------------------------------------------

       Short-Term Municipal Notes(d) - 2.0%
       California - 2.0%
A-1+   Los Angeles Dept of Wtr & Pwr
       (Elec Plant Rev Bonds) Subser 01B-3
       1.32%, 7/01/34 ...........................      $ 4,000    $   4,000,000
                                                                  -------------

       Total Short-Term Municipal Notes
         (cost $4,000,000) ......................                     4,000,000
                                                                  -------------

       Total Investments - 103.5%
         (cost $189,514,631) ....................                   203,485,929
       Other assets less liabilities - (3.5%) ...                    (6,869,268)
                                                                  -------------

       Net Assets - 100% ........................                 $ 196,616,661
                                                                  =============

See footnote summary on page 48.
See Glossary of Terms on page 48.
See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 47

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

(a)   Moody's or Fitch Rating.

(b) Position has been segregated to collateralize margin requirements for open futures contracts sold, with an aggregate market value as follows for each respective Portfolio: National Portfolio, $93,649; and California Portfolio, $15,282.

(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Variable Rate Demand Notes ( VRDN ) are instruments whose interest rates change on a specific date ( such as coupon date or interest payment date ) or whose interest rates vary with changes in a designated base rate ( such as the prime interest rate ). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)   Security is in default and is non-income producing.

(f)   Illiquid security, valued at fair value (see Note A).

      Glossary of Terms:

      ACA         American Capital Access Financial Guaranty Corporation
      AMBAC       American Municipal Bond Assurance Corporation
      AMT         Alternative Minimum Tax - (subject to)
      CAP MAC     Capital Markets Assurance Corporation
      CCRC        Congregate Care Retirement Center
      CDD         Community Development District
      CDA         Community Development Administration
      CONNIE LEE  Connie Lee Insurance Company
      COP         Certificate of Participation
      ETM         Escrow to Maturity
      FGIC        Financial Guaranty Insurance Company
      FHA         Federal Housing Administration
      FHLMC       Federal Home Loan Mortgage Corporation
      FNMA        Federal National Mortgage Association
      FSA         Financial Security Assurance Inc.
      GNMA        Government National Mortgage Association
      GO          General Obligation
      HDA         Housing Development Authority
      HFA         Housing Finance Authority
      HFC         Home Finance Corporation
      IDA         Industrial Development Authority
      IDC         Industrial Development Corporation
      IDR         Industrial Development Revenue
      MBIA        Municipal Bond Investors Assurance
      MFA         Mortgage Finance Authority
      MFHR        Multi-Family Housing Revenue
      MTN         Medium Term Note
      NR          Rating not applied for
      PCR         Pollution Control Revenue
      SFMR        Single Family Mortgage Revenue
      SWR         Solid Waste Revenue
      TSA         Tobacco Settlement Agency
      TSASC       Tobacco Settlement Asset Securitization Corporation
      TSC         Tobacco Settlement Corporation
      UDC         Urban Development Corporation
      UPMC        University on Pennsylvania Medical Center
      VA          Veterans Affairs
      XLCA        XL Capital Assurance Inc.

      See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

                                                                                       Insured
                                                                   National            National
                                                                =============       =============
Assets
Investments in securities, at value
   (cost: $582,782,136 and $187,627,443,
   respectively) ........................................       $ 588,907,894       $ 196,691,830
Interest receivable .....................................          11,798,584           2,871,901
Receivable for investment securities sold ...............           4,874,787             890,000
Receivable for capital stock sold .......................             228,646             105,032
                                                                -------------       -------------
Total assets ............................................         605,809,911         200,558,763
                                                                -------------       -------------
Liabilities
Due to custodian ........................................              29,098             181,684
Payable for investment securities
   purchased ............................................          10,462,891           2,040,040
Dividends payable .......................................             879,654             216,579
Payable for capital stock redeemed ......................             587,417             161,736
Distribution fee payable ................................             263,579              78,975
Unrealized depreciation of swap contracts ...............             207,660             166,879
Advisory fee payable ....................................              97,667              81,086
Variation margin payable ................................              14,000                  -0-
Accrued expenses ........................................             161,915             162,464
                                                                -------------       -------------
Total liabilities .......................................          12,703,881           3,089,443
                                                                -------------       -------------
Net Assets ..............................................       $ 593,106,030       $ 197,469,320
                                                                =============       =============
Composition of Net Assets
Capital stock, at par ...................................       $      60,197       $      19,691
Additional paid-in capital ..............................         641,698,024         193,798,526
Distributions in excess of net investment
   income ...............................................          (1,973,706)           (396,015)
Accumulated net realized loss on
   investment transactions ..............................         (52,602,864)         (4,850,390)
Net unrealized appreciation of investments ..............           5,924,379           8,897,508
                                                                -------------       -------------
                                                                $ 593,106,030       $ 197,469,320
                                                                =============       =============
Class A Shares
Net assets ..............................................       $ 391,213,224       $ 144,844,821
                                                                =============       =============
Shares of capital stock outstanding .....................          39,693,293          14,434,699
                                                                =============       =============
Class B Shares
Net assets ..............................................       $ 113,952,114       $  36,703,697
                                                                =============       =============
Shares of capital stock outstanding .....................          11,573,736           3,666,434
                                                                =============       =============
Class C Shares
Net assets ..............................................       $  87,940,692       $  15,920,802
                                                                =============       =============
Shares of capital stock outstanding .....................           8,929,696           1,589,391
                                                                =============       =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ............................................              $ 9.86              $10.03
Sales charge--4.25% of public offering price ............                 .44                 .45
                                                                       ------              ------
Maximum offering price ..................................              $10.30              $10.48
                                                                       ======              ======
Class B Shares
Net asset value and offering price per share ............              $ 9.85              $10.01
                                                                       ======              ======
Class C Shares
Net asset value and offering price per share ............              $ 9.85              $10.02
                                                                       ======              ======

See notes to financial statements


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 49

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                                New York          California
                                                             ===============   ===============
Assets
Investments in securities, at value
   (cost: $512,178,856 and $1,056,480,076,
   respectively) .......................................     $   538,655,753   $ 1,129,741,515
Interest receivable ....................................           8,025,199        17,713,305
Receivable for investment securities sold ..............           4,024,039        59,594,551
Receivable for capital stock sold ......................             444,706         1,351,781
                                                             ---------------   ---------------
Total assets ...........................................         551,149,697     1,208,401,152
                                                             ---------------   ---------------
Liabilities
Due to custodian .......................................             156,781           468,419
Payable for investment securities
   purchased ...........................................                  -0-       24,314,937
Dividends payable ......................................             764,471         1,613,231
Payable for capital stock redeemed .....................             541,708         1,163,924
Unrealized depreciation of swap contracts ..............             370,718                -0-
Distribution fee payable ...............................             270,173           560,432
Advisory fee payable ...................................              67,364           361,767
Variation margin payable ...............................                  -0-           26,187
Accrued expenses .......................................             265,019           234,453
                                                             ---------------   ---------------
Total liabilities ......................................           2,436,234        28,743,350
                                                             ---------------   ---------------
Net Assets .............................................     $   548,713,463   $ 1,179,657,802
                                                             ===============   ===============
Composition of Net Assets
Capital stock, at par ..................................     $        56,203   $       108,845
Additional paid-in capital .............................         548,556,265     1,157,499,253
Distributions in excess of net investment
   income ..............................................            (186,034)       (3,804,161)
Accumulated net realized loss on
   investment transactions .............................         (25,819,150)      (47,379,509)
Net unrealized appreciation
   of investments ......................................          26,106,179        73,233,374
                                                             ---------------   ---------------
                                                             $   548,713,463   $ 1,179,657,802
                                                             ===============   ===============
Class A Shares
Net assets .............................................     $   311,852,247   $   707,494,572
                                                             ===============   ===============
Shares of capital stock outstanding ....................          31,928,628        65,274,128
                                                             ===============   ===============
Class B Shares
Net assets .............................................     $   181,797,494   $   274,805,694
                                                             ===============   ===============
Shares of capital stock outstanding ....................          18,633,539        25,359,267
                                                             ===============   ===============
Class C Shares
Net assets .............................................     $    55,063,722   $   197,357,536
                                                             ===============   ===============
Shares of capital stock outstanding ....................           5,640,701        18,212,016
                                                             ===============   ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...........................................              $ 9.77            $10.84
Sales charge--4.25% of public offering price ...........                 .43               .48
                                                                      ------            ------
Maximum offering price .................................              $10.20            $11.32
                                                                      ======            ======
Class B Shares
Net asset value and offering price per share ...........              $ 9.76            $10.84
                                                                      ======            ======
Class C Shares
Net asset value and offering price per share ...........              $ 9.76            $10.84
                                                                      ======            ======

See notes to financial statements


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                                      Insured
                                                                    California
                                                                  =============
Assets
Investments in securities, at value (cost: $189,514,631) ...      $ 203,485,929
Cash .......................................................            537,240
Interest receivable ........................................          2,388,715
Receivable for capital stock sold ..........................             46,000
                                                                  -------------
Total assets ...............................................        206,457,884
                                                                  =============
Liabilities
Payable for investment securities purchased ................          9,353,818
Dividends payable ..........................................            222,361
Advisory fee payable .......................................             88,112
Distribution fee payable ...................................             81,410
Payable for capital stock redeemed .........................                500
Accrued expenses ...........................................             95,022
                                                                  -------------
Total liabilities ..........................................          9,841,223
                                                                  -------------
Net Assets .................................................      $ 196,616,661
                                                                  =============
Composition of Net Assets
Capital stock, at par ......................................      $      13,706
Additional paid-in capital .................................        184,345,574
Distributions in excess of net investment income ...........           (394,767)
Accumulated net realized loss on investment
   transactions ............................................         (1,319,150)
Net unrealized appreciation of investments .................         13,971,298
                                                                  -------------
                                                                  $ 196,616,661
                                                                  =============
Class A Shares
Net assets .................................................      $ 137,933,998
                                                                  =============
Shares of capital stock outstanding ........................          9,613,858
                                                                  =============
Class B Shares
Net assets .................................................      $  36,022,891
                                                                  =============
Shares of capital stock outstanding ........................          2,511,691
                                                                  =============
Class C Shares
Net assets .................................................      $  22,659,772
                                                                  =============
Shares of capital stock outstanding ........................          1,580,271
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share .............              $14.35
Sales charge--4.25% of public offering price ...............                 .64
                                                                          ------
Maximum offering price .....................................              $14.99
                                                                          ======
Class B Shares
Net asset value and offering price per share ...............              $14.34
                                                                          ======
Class C Shares
Net asset value and offering price per share ...............              $14.34
                                                                          ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 51

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

                                                                      Insured
                                                     National         National
                                                  ============      ===========

Investment Income
Interest ....................................     $ 18,280,323      $ 5,487,079
                                                  ------------      -----------
Expenses
Advisory fee ................................        1,907,648          658,721
Distribution fee--Class A ...................          599,570          229,177
Distribution fee--Class B ...................          594,717          179,530
Distribution fee--Class C ...................          458,953           84,015
Transfer agency .............................          242,757           61,670
Custodian ...................................           98,383           59,874
Administrative ..............................           48,000           48,000
Printing ....................................           41,649           15,409
Registration fees ...........................           27,514            9,184
Audit and legal .............................           26,685           26,943
Directors' fees and expenses ................            2,200            2,200
Miscellaneous ...............................            8,648            7,657
                                                  ------------      -----------
Total expenses ..............................        4,056,724        1,382,380
Less: expense offset arrangement
   (see Note B) .............................             (694)            (185)
Less: advisory fee waived (see Note B) ......       (1,297,200)        (144,985)
                                                  ------------      -----------
Net expenses ................................        2,758,830        1,237,210
                                                  ------------      -----------
Net investment income .......................       15,521,493        4,249,869
                                                  ------------      -----------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions ..................       (4,473,284)         923,284
   Futures transactions .....................         (236,238)              -0-
Net change in unrealized
   appreciation/depreciation of:
   Investments ..............................        9,198,561        1,581,742
   Futures ..................................           97,171               -0-
   Swaps ....................................          (75,072)         (60,329)
                                                  ------------      -----------
Net gain on investment
   transactions .............................        4,511,138        2,444,697
                                                  ------------      -----------
Net Increase in Net Assets
   from Operations ..........................     $ 20,032,631      $ 6,694,566
                                                  ============      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                   New York         California
                                                 ============      ============

Investment Income
Interest ...................................     $ 15,734,133      $ 33,986,851
                                                 ------------      ------------
Expenses
Advisory fee ...............................        1,726,973         3,706,823
Distribution fee--Class A ..................          473,402         1,063,240
Distribution fee--Class B ..................          908,381         1,378,689
Distribution fee--Class C ..................          276,767         1,008,095
Transfer agency ............................          179,496           231,840
Custodian ..................................           71,037           192,263
Administrative .............................           48,000            48,000
Audit and legal ............................           27,923            64,579
Printing ...................................           27,370            42,476
Registration fees ..........................            7,783            16,707
Directors' fees and expenses ...............            2,200             2,200
Miscellaneous ..............................            6,190            13,530
                                                 ------------      ------------
Total expenses .............................        3,755,522         7,768,442
Less: expense offset arrangement
   (see Note B) ............................             (753)             (678)
Less: advisory fee waived (see Note B) .....       (1,312,499)       (1,482,729)
                                                 ------------      ------------
Net expenses ...............................        2,442,270         6,285,035
                                                 ------------      ------------
Net investment income ......................       13,291,863        27,701,816
                                                 ------------      ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions .................       (4,503,706)          251,173
   Futures transactions ....................               -0-         (147,412)
Net change in unrealized
   appreciation/depreciation of:
   Investments .............................        9,852,287         1,471,897
   Futures .................................               -0-           28,356
   Swaps ...................................         (101,771)               -0-
                                                 ------------      ------------
Net gain on investment
   transactions ............................        5,246,810         1,604,014
                                                 ------------      ------------
Net Increase in Net Assets
   from Operations .........................     $ 18,538,673      $ 29,305,830
                                                 ============      ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 53

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                                      Insured
                                                                     California
                                                                    ============

Investment Income
Interest ...................................................        $ 5,216,992
                                                                    -----------
Expenses
Advisory fee ...............................................            539,226
Distribution fee--Class A ..................................            209,699
Distribution fee--Class B ..................................            170,598
Distribution fee--Class C ..................................            110,814
Custodian ..................................................             50,029
Administrative .............................................             48,000
Transfer agency ............................................             35,761
Audit and legal ............................................             28,523
Registration fees ..........................................              9,006
Printing ...................................................              6,517
Directors' fees and expenses ...............................              2,200
Miscellaneous ..............................................              4,159
                                                                    -----------
Total expenses .............................................          1,214,532
Less: expense offset arrangement (see Note B) ..............                (91)
                                                                    -----------
Net expenses ...............................................          1,214,441
                                                                    -----------
Net investment income ......................................          4,002,551
                                                                    -----------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment transactions ...............           (217,748)
Net change in unrealized appreciation/depreciation
   of investments ..........................................          2,786,291
                                                                    -----------
Net gain on investment transactions ........................          2,568,543
                                                                    -----------
Net Increase in Net Assets from Operations .................        $ 6,571,094
                                                                    ===========

See notes to financial statements.


54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                          National
                                               ================================
                                                Six Months
                                                   Ended           Year Ended
                                               April 30, 2003      October 31,
                                                 (unaudited)          2002
                                               ==============     =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $  15,521,493      $  32,815,446
Net realized loss on investment
   transactions ..........................        (4,709,522)       (12,495,347)
Net change in unrealized
   appreciation/depreciation
   of investments ........................         9,220,660        (21,497,338)
                                               -------------      -------------
Net increase (decrease) in net assets
   from operations .......................        20,032,631         (1,177,239)
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................       (11,168,128)       (22,321,323)
   Class B ...............................        (2,905,809)        (5,937,702)
   Class C ...............................        (2,243,052)        (4,556,421)
Distributions in excess of
   net investment income
   Class A ...............................                -0-          (623,078)
   Class B ...............................                -0-          (164,932)
   Class C ...............................                -0-          (128,281)
Capital Stock Transactions
Net increase (decrease) ..................       (37,705,244)         5,599,687
                                               -------------      -------------
Total decrease ...........................       (33,989,602)       (29,309,289)
Net Assets
Beginning of period ......................       627,095,632        656,404,921
                                               -------------      -------------
End of period ............................     $ 593,106,030      $ 627,095,632
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 55

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                       Insured National
                                              =================================
                                                Six Months
                                                  Ended            Year Ended
                                              April 30, 2003       October 31,
                                                (unaudited)           2002
                                              ==============      =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   4,249,869      $   9,424,673
Net realized gain (loss) on investment
   transactions ..........................           923,284           (481,854)
Net change in unrealized
   appreciation/depreciation
   of investments ........................         1,521,413         (2,667,855)
                                               -------------      -------------
Net increase in net assets from
   operations ............................         6,694,566          6,274,964
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................        (3,341,937)        (7,443,918)
   Class B ...............................          (660,520)        (1,356,413)
   Class C ...............................          (308,483)          (624,342)
Distributions in excess of
   net investment income
   Class A ...............................                -0-          (162,147)
   Class B ...............................                -0-           (28,735)
   Class C ...............................                -0-           (14,368)
Capital Stock Transactions
Net decrease .............................       (21,708,139)        (1,571,699)
                                               -------------      -------------
Total decrease ...........................       (19,324,513)        (4,926,658)
Net Assets
Beginning of period ......................       216,793,833        221,720,491
                                               -------------      -------------
End of period ............................     $ 197,469,320      $ 216,793,833
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                           New York
                                               ================================
                                                 Six Months
                                                    Ended          Year Ended
                                               April 30, 2003      October 31,
                                                 (unaudited)          2002
                                               ==============     =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $  13,291,863      $  28,876,734
Net realized gain (loss) on investment
   transactions ..........................        (4,503,706)         1,386,593
Net change in unrealized
   appreciation/depreciation
   of investments ........................         9,750,516        (16,530,236)
                                               -------------      -------------
Net increase in net assets from
   operations ............................        18,538,673         13,733,091
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................        (8,457,333)       (17,397,310)
   Class B ...............................        (4,200,583)        (8,174,036)
   Class C ...............................        (1,280,637)        (2,549,689)
Capital Stock Transactions
Net increase (decrease) ..................       (20,593,712)        32,176,934
                                               -------------      -------------
Total increase (decrease) ................       (15,993,592)        17,788,990
Net Assets
Beginning of period ......................       564,707,055        546,918,065
                                               -------------      -------------
End of period (including undistributed
   net investment income of $460,656
   at October 31, 2002) ..................     $ 548,713,463      $ 564,707,055
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 57

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                       California
                                           ====================================
                                              Six Months
                                                 Ended             Year Ended
                                            April 30, 2003        October 31,
                                              (unaudited)             2002
                                           ===============      ===============

Increase (Decrease) in Net Assets
from Operations
Net investment income ................     $    27,701,816      $    58,400,753
Net realized gain (loss) on investment
   transactions ......................             103,761           (4,441,953)
Net change in unrealized
   appreciation/depreciation of
   investments .......................           1,500,253          (12,170,221)
                                           ---------------      ---------------
Net increase in net assets from
   operations ........................          29,305,830           41,788,579
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...........................         (18,581,039)         (37,342,750)
   Class B ...........................          (6,254,596)         (11,822,017)
   Class C ...........................          (4,574,198)          (9,235,986)
Distributions in excess of
   net investment income
   Class A ...........................                  -0-          (1,226,593)
   Class B ...........................                  -0-            (383,310)
   Class C ...........................                  -0-            (306,648)
Capital Stock Transactions
Net decrease .........................         (34,185,351)          (4,699,408)
                                           ---------------      ---------------
Total decrease .......................         (34,289,354)         (23,228,133)
Net Assets
Beginning of period ..................       1,213,947,156        1,237,175,289
                                           ---------------      ---------------
End of period ........................     $ 1,179,657,802      $ 1,213,947,156
                                           ===============      ===============

See notes to financial statements.


--------------------------------------------------------------------------------
58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                       Insured California
                                                 ==============================
                                                   Six Months
                                                      Ended        Year Ended
                                                 April 30, 2003    October 31,
                                                   (unaudited)         2002
                                                 ==============   =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ......................     $   4,002,551    $   8,781,056
Net realized loss on investment
   transactions ............................          (217,748)      (1,101,402)
Net change in unrealized
   appreciation/depreciation
   of investments ..........................         2,786,291       (1,068,295)
                                                 -------------    -------------
Net increase in net assets from
   operations ..............................         6,571,094        6,611,359
Dividends and Distributions to
Shareholders from
Net investment income
   Class A .................................        (3,056,909)      (6,844,131)
   Class B .................................          (624,624)      (1,126,991)
   Class C .................................          (406,575)        (809,934)
Distributions in excess of
   net investment income
   Class A .................................                -0-        (395,909)
   Class B .................................                -0-         (65,985)
   Class C .................................                -0-         (45,682)
Net realized gain on investment transactions
   Class A .................................                -0-      (1,370,152)
   Class B .................................                -0-        (233,039)
   Class C .................................                -0-        (175,926)
Capital Stock transactions
Net decrease ...............................        (6,687,266)     (10,747,920)
                                                 -------------    -------------
Total decrease .............................        (4,204,280)     (15,204,310)
Net Assets
Beginning of period ........................       200,820,941      216,025,251
                                                 -------------    -------------
End of period ..............................     $ 196,616,661    $ 200,820,941
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 59

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), formerly Alliance Municipal Income Fund, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Mary land corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued


--------------------------------------------------------------------------------
60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. As described more fully in the prospectus for the Portfolios, each portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Shareholders should refer to the Prospectus for more information about these transactions. The Fund amortizes premiums and accretes original issue discounts
--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 61

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

and market discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

The New York, Insured California and California Port folios follow an in vestment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly.

For the six months ended April 30, 2003, the Adviser has agreed to waive part of its advisory fee for the National, Insured National, New York, and California Portfolios. The aggregate amounts of such fee waivers were: $1,297,200, $144,985, $1,312,499 and $1,482,729, respectively.

Pursuant to the advisory agreement, the National, Insured National, New York, California and Insured California Portfolios each paid $48,000 to the Adviser


--------------------------------------------------------------------------------
62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

representing the cost of certain legal and accounting services provided to each portfolio by the Adviser.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $153,378; Insured National Portfolio, $42,261; New York Portfolio, $99,349; California Portfolio, $139,216 and Insured California Portfolio, $20,740 for the six months ended April 30, 2003.

For the six months ended April 30, 2003, the Fund's expenses were reduced by:
National Portfolio $694; Insured National Portfolio $185; New York Portfolio $753; California Portfolio $678 and Insured California Portfolio, $91 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended April 30, 2003 as follows:

                              Front-End       Contingent Deferred Sales Charges
                          Sales Charges      -----------------------------------
Portfolio                       Class A      Class A        Class B      Class C
--------------------------------------------------------------------------------
National .................      $11,800      $ 70,920      $ 58,506      $ 7,497
Insured National .........        3,370        26,116        21,882        2,734
New York .................       16,439       143,400       125,959        5,650
California ...............       41,854       192,306       146,641       16,682
Insured California .......        5,075        22,565        15,963        3,638

Accrued expenses for the National Port folio includes $748 owed to a director under the trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 63

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                       Class B                Class C
=========                                    ============           ============
National .........................           $  4,712,516           $  4,352,076
Insured National .................              3,606,936              1,686,088
New York .........................              8,041,386              2,439,622
California .......................             10,352,765              5,247,303
Insured California ...............              3,125,757              1,371,738

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003 were as follows:

Portfolio                                      Purchases                Sales
=========                                    ============           ============

National .........................           $116,755,681           $150,905,020
Insured National .................             27,898,361             52,308,813
New York .........................            103,447,836            141,890,276
California .......................            176,594,954            266,425,277
Insured California ...............             35,023,941             30,468,349

There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 2003.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and swap transactions) are as follows:

                                      Gross Unrealized                   Net
                              ================================       Unrealized
Portfolio                     Appreciation      (Depreciation)      Appreciation
=========                     ============       =============      ============
National ...............       $22,283,802       $(16,158,044)      $ 6,125,758
Insured National .......        12,440,522         (3,376,135)        9,064,387
New York ...............        33,585,588         (7,108,691)       26,476,897
California .............        85,239,994        (11,978,555)       73,261,439
Insured California .....        14,883,170           (911,872)       13,971,298


--------------------------------------------------------------------------------
64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Interest Rate Swap Agreements

The Fund enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 65

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

National Portfolio                             2002                   2001
                                           ===========            ===========
Distributions paid from:
   Ordinary income ...............         $   987,252            $   783,621
   Tax-exempt income .............          32,548,930             31,520,885
                                           -----------            -----------
Total distributions paid .........         $33,536,182(a)         $32,304,506(a)
                                           ===========            ===========

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .................          $(46,843,542)(b)
Unrealized appreciation/(depreciation) ...............            (4,346,081)(c)
                                                                ------------
Total accumulated earnings/(deficit) .................          $(51,189,623)
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Portfolio had a net capital loss carryforward of $46,843,542, of which $15,049,984 expires in the year 2007, $18,808,737 expires in the year 2008 and $12,984,821 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

Insured National Portfolio                      2002                  2001
                                             ==========            ==========
Distributions paid from:
   Ordinary income .................         $  225,314            $  382,250
   Tax-exempt income ...............          9,355,099             9,126,417
                                             ----------            ----------
Total distributions paid ...........         $9,580,413(a)         $9,508,667(a)
                                             ==========            ==========


--------------------------------------------------------------------------------
66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ..................          $(4,883,871)(b)
Unrealized appreciation/(depreciation) ................            6,486,292(c)
                                                                 -----------
Total accumulated earnings/(deficit) ..................          $ 1,602,421
                                                                 ===========

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Portfolio had a net capital loss carryforward of $4,883,871, of which $2,869,936 expires in the year 2007, $1,593,951 in
      2008 and $419,984 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

New York Portfolio                             2002                   2001
                                           ===========            ===========
Distributions paid from:
   Ordinary income ...............         $   947,652            $    10,526
   Tax-exempt income .............          26,970,779             23,197,735
                                           -----------            -----------
Total distributions paid .........         $27,918,431(a)         $23,208,261(a)
                                           ===========            ===========

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed net investment income ..................          $  1,458,536
Accumulated capital and other losses .................           (20,355,817)(b)
Unrealized appreciation/(depreciation) ...............            15,396,036(c)
                                                                ------------
Total accumulated earnings/(deficit) .................          $ (3,501,245)
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Portfolio had a net capital loss carryforward of $20,355,817, of which $111,494 expires in the year 2003, $7,273,675 expires in the year 2007, $5,997,244 expires in the year 2008 and $6,973,404 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

California Portfolio                           2002                   2001
                                           ===========            ===========
Distributions paid from:
   Ordinary income ...............         $ 2,513,951            $ 1,707,602
   Tax-exempt income .............          57,481,325             54,459,807
                                           -----------            -----------
Total distributions paid .........         $59,995,276(a)         $56,167,409(a)
                                           ===========            ===========


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 67

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .................          $(45,915,517)(b)
Unrealized appreciation/(depreciation) ...............            70,165,368(c)
                                                                ------------
Total accumulated earnings/(deficit) .................          $ 24,249,851
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Portfolio had a net capital loss carryforward of $45,915,517 of which $4,309,001 expires in the year 2003, $2,052,062 expires in the year 2004, $14,469,761 expires in the year 2007 $10,170,666 expires in the year 2008, $10,406,492 expires in the year 2009 and $4,507,535 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative investments.

Insured California Portfolio                      2002                2001
                                               ===========         ==========
Distributions paid from:
   Ordinary income ......................      $ 1,639,748         $  234,695
   Net long-term capital gains ..........          871,249                 -0-
                                               -----------         ----------
Total taxable distributions .............        2,510,997            234,695
Distributions from tax-exempt income ....        8,526,883          7,628,782
                                               -----------         ----------
Total distributions paid ................      $11,037,880(a)      $7,863,477(a)
                                               ===========         ==========

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .................          $ (1,101,402)(b)
Unrealized appreciation/(depreciation) ...............            11,185,007
                                                                ------------
Total accumulated earnings/(deficit) .................          $ 10,083,605
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Portfolio had a net capital loss carryforward of $1,101,402, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.


--------------------------------------------------------------------------------
68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE F

Capital Stock

There are 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                     ------------------------------------     --------------------------------------
                                     Shares                                    Amount
                     ------------------------------------     --------------------------------------
                     Six Months Ended          Year Ended     Six Months Ended            Year Ended
                       April 30, 2003         October 31,       April 30, 2003           October 31,
National Portfolio        (unaudited)                2002          (unaudited)                  2002
----------------------------------------------------------------------------------------------------
Class A
Shares sold                 2,915,935           9,015,157         $ 28,839,732         $  91,405,113
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               677,397           1,336,221            6,704,590            13,535,387
----------------------------------------------------------------------------------------------------
Shares converted
  from Class B                336,240             907,232            3,331,496             9,217,756
----------------------------------------------------------------------------------------------------
Shares redeemed            (6,222,209)        (10,414,610)         (61,501,032)         (105,675,647)
----------------------------------------------------------------------------------------------------
Net increase
  (decrease)               (2,292,637)            844,000         $(22,625,214)        $   8,482,609
====================================================================================================

Class B
Shares sold                   866,321           3,233,870         $  8,563,891         $  32,906,119
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               169,337             342,873            1,670,097             3,470,117
----------------------------------------------------------------------------------------------------
Shares converted
    to Class A               (341,974)           (907,880)          (3,331,496)           (9,217,756)
----------------------------------------------------------------------------------------------------
Shares redeemed            (1,650,556)         (2,918,947)         (16,350,810)          (29,548,057)
----------------------------------------------------------------------------------------------------
Net decrease                 (956,872)           (250,084)        $ (9,448,318)        $  (2,389,577)
====================================================================================================

Class C
Shares sold                 1,020,198           3,081,510         $ 10,081,762         $  31,264,811
----------------------------------------------------------------------------------------------------
Shares issued in
    reinvestment of
    dividends and
    distributions             117,990             249,755            1,165,723             2,529,204
----------------------------------------------------------------------------------------------------
Shares redeemed            (1,710,444)         (3,390,497)         (16,879,197)          (34,287,360)
----------------------------------------------------------------------------------------------------
Net decrease                 (572,256)            (59,232)        $ (5,631,712)        $    (493,345)
====================================================================================================


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 69

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                             -----------------------------------     -------------------------------------
                                           Shares                                    Amount
                             -----------------------------------     -------------------------------------
                             Six Months Ended         Year Ended     Six Months Ended           Year Ended
                               April 30, 2003        October 31,       April 30, 2003          October 31,
Insured National Portfolio        (unaudited)               2002          (unaudited)                 2002
----------------------------------------------------------------------------------------------------------
Class A
Shares sold                         1,257,083          2,617,519         $ 12,512,286         $ 26,640,296
----------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       186,910            406,068            1,861,858            4,026,762
----------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                         58,620            442,726              583,558            3,768,569
----------------------------------------------------------------------------------------------------------
Shares redeemed                    (3,619,694)        (3,769,912)         (36,026,186)         (37,489,908)
----------------------------------------------------------------------------------------------------------
Net decrease                       (2,117,081)          (303,599)        $(21,068,484)        $ (3,054,281)
==========================================================================================================

Class B
Shares sold                           659,587          1,263,443         $  6,543,894         $ 12,554,742
----------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                        41,453             81,087              411,943              802,261
----------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                          (58,769)          (445,185)            (583,558)          (3,768,569)
----------------------------------------------------------------------------------------------------------
Shares redeemed                      (518,287)          (872,279)          (5,146,088)          (9,296,308)
----------------------------------------------------------------------------------------------------------
Net increase                          123,984             27,066         $  1,226,191         $    292,126
==========================================================================================================

Class C
Shares sold                           773,415          1,765,436         $  7,674,715         $ 17,512,691
----------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                        13,412             27,599              133,295              273,118
----------------------------------------------------------------------------------------------------------
Shares redeemed                      (974,848)        (1,672,064)          (9,673,856)         (16,595,353)
----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                         (188,021)           120,971         $ (1,865,846)        $  1,190,456
==========================================================================================================


--------------------------------------------------------------------------------
70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                       -----------------------------------    --------------------------------------
                                       Shares                                 Amount
                       -----------------------------------    --------------------------------------
                       Six Months Ended         Year Ended    Six Months Ended            Year Ended
                         April 30, 2003        October 31,      April 30, 2003           October 31,
New York Portfolio          (unaudited)               2002          (unaudited)                 2002
----------------------------------------------------------------------------------------------------
Class A
Shares sold                   1,512,174          5,799,509         $ 14,757,854         $ 56,998,987
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 587,215          1,202,826            5,736,988           11,804,377
----------------------------------------------------------------------------------------------------
Shares converted
  from Class B                  377,206            835,958            3,687,660            8,214,023
----------------------------------------------------------------------------------------------------
Shares redeemed              (3,847,443)        (7,417,375)         (37,570,553)         (72,789,819)
----------------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (1,370,848)           420,918         $(13,388,051)        $  4,227,568
====================================================================================================

Class B
Shares sold                   1,421,888          5,886,792         $ 13,864,921         $ 57,959,644
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 297,079            565,349            2,898,990            5,550,479
----------------------------------------------------------------------------------------------------
Shares converted
  to Class A                   (377,592)          (835,450)          (3,687,660)          (8,214,023)
----------------------------------------------------------------------------------------------------
Shares redeemed              (1,795,025)        (3,216,832)         (17,487,359)         (31,610,516)
----------------------------------------------------------------------------------------------------
Net increase
  (decrease)                   (453,650)         2,399,859         $ (4,411,108)        $ 23,685,584
====================================================================================================

Class C
Shares sold                     429,213          2,200,380         $  4,183,592         $ 21,675,639
----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                  77,734            153,394              759,014            1,506,422
----------------------------------------------------------------------------------------------------
Shares redeemed                (793,663)        (1,922,707)          (7,737,159)         (18,918,279)
----------------------------------------------------------------------------------------------------
Net increase
  (decrease)                   (286,716)           431,067         $ (2,794,553)        $  4,263,782
====================================================================================================


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 71

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                         ------------------------------------     --------------------------------------
                                          Shares                                   Amount
                         ------------------------------------     --------------------------------------
                         Six Months Ended          Year Ended     Six Months Ended            Year Ended
                           April 30, 2003         October 31,       April 30, 2003           October 31,
California Portfolio          (unaudited)                2002          (unaudited)                  2002
--------------------------------------------------------------------------------------------------------
Class A
Shares sold                     3,886,120          10,175,924         $ 42,037,690         $ 110,180,548
--------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                       984,562           2,012,842           10,657,615            21,734,658
--------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                    361,691           1,109,144            3,923,035            11,996,136
--------------------------------------------------------------------------------------------------------
Shares redeemed                (6,868,574)        (15,114,248)         (74,299,159)         (163,390,877)
--------------------------------------------------------------------------------------------------------
Net decrease                   (1,636,201)         (1,816,338)        $(17,680,819)        $ (19,479,535)
========================================================================================================

Class B
Shares sold                     2,156,248           6,670,839         $ 23,319,145         $  72,338,407
--------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                       343,576             644,625            3,717,474             6,960,430
--------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                     (356,117)         (1,110,080)          (3,923,035)          (11,996,136)
--------------------------------------------------------------------------------------------------------
Shares redeemed                (2,594,285)         (4,922,642)         (27,983,923)          (53,189,528)
--------------------------------------------------------------------------------------------------------
Net increase
    (decrease)                   (450,578)          1,282,742         $ (4,870,339)        $  14,113,173
========================================================================================================

Class C
Shares sold                     1,209,988           4,017,253         $ 13,088,893         $  43,448,438
--------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                       208,126             444,802            2,251,985             4,802,580
--------------------------------------------------------------------------------------------------------
Shares redeemed                (2,492,740)         (4,407,073)         (26,975,071)          (47,584,064)
--------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                   (1,074,626)             54,982         $(11,634,193)        $     666,954
========================================================================================================


--------------------------------------------------------------------------------
72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                               -----------------------------------     -------------------------------------
                                             Shares                                    Amount
                               -----------------------------------     -------------------------------------
                               Six Months Ended         Year Ended     Six Months Ended           Year Ended
                                 April 30, 2003        October 31,       April 30, 2003          October 31,
Insured California Portfolio        (unaudited)               2002          (unaudited)                 2002
------------------------------------------------------------------------------------------------------------
Class A
Shares sold                             743,753          1,458,109         $ 10,574,627         $ 20,428,556
------------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                         116,246            339,553            1,651,962            4,752,437
------------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                           78,880             93,009            1,127,924            1,303,119
------------------------------------------------------------------------------------------------------------
Shares redeemed                      (1,558,595)        (3,313,174)         (22,151,857)         (46,537,316)
------------------------------------------------------------------------------------------------------------
Net decrease                           (619,716)        (1,422,503)        $ (8,797,344)        $(20,053,204)
============================================================================================================

Class B
Shares sold                             385,612            950,044         $  5,487,682         $ 13,416,602
------------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                          26,857             56,835              381,612              796,291
------------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                            (78,926)           (92,973)          (1,127,924)          (1,303,119)
------------------------------------------------------------------------------------------------------------
Shares redeemed                        (161,722)          (442,066)          (2,292,503)          (6,247,392)
------------------------------------------------------------------------------------------------------------
Net increase                            171,821            471,840         $  2,448,867         $  6,662,382
============================================================================================================

Class C
Shares sold                             163,191            530,751         $  2,322,776         $  7,496,821
------------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                          17,099             44,006              242,894              628,638
------------------------------------------------------------------------------------------------------------
Shares redeemed                        (204,347)          (389,927)          (2,904,459)          (5,482,557)
------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                            (24,057)           184,830         $   (338,789)        $  2,642,902
============================================================================================================

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 73

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            National Portfolio
                                         ------------------------------------------------------------------------------------------
                                                                                    Class A
                                         ------------------------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                           April 30,                              Year Ended October 31,
                                                2003          --------------------------------------------------------------------
                                         (unaudited)              2002           2001           2000           1999           1998
                                         -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ................      $   9.80          $  10.34       $  10.14       $  10.02       $  11.09       $  10.94
                                         -----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) ..........           .26               .54            .54            .55            .52            .55
Net realized and unrealized
  gain (loss) on investment
  transactions .......................           .07              (.53)           .21            .12           (.93)           .18
                                         -----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .........................           .33               .01            .75            .67           (.41)           .73
                                         -----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ..................          (.27)             (.54)          (.54)          (.55)          (.52)          (.55)
Distributions in excess of
  net investment income ..............            -0-             (.01)          (.01)            -0-          (.04)          (.03)
Distributions from
  net realized gain on
  investment transactions ............            -0-               -0-            -0-            -0-          (.10)            -0-
                                         -----------------------------------------------------------------------------------------
Total dividends and
  distributions ......................          (.27)             (.55)          (.55)          (.55)          (.66)          (.58)
                                         -----------------------------------------------------------------------------------------
Net asset value,
  end of period ......................      $   9.86          $   9.80       $  10.34       $  10.14       $  10.02       $  11.09
                                         =========================================================================================
Total Return

Total investment return based
  on net asset value(c) ..............          3.43%              .06%          7.55%          6.95%         (3.93)%         6.82%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) ....................      $391,213          $411,408       $425,506       $412,248       $402,922       $364,429
Ratio to average net assets of:
  Expenses, net of fee waivers .......           .66%(d)           .65%           .64%           .68%           .66%           .66%
  Expenses, before fee waivers .......          1.09%(d)          1.07%          1.06%          1.11%          1.12%          1.08%
  Net investment income,
    net of fee waivers ...............          5.33%(d)          5.28%          5.22%          5.53%          4.86%          4.98%
Portfolio turnover rate ..............            19%               63%           194%           415%           393%            56%

See footnote summary on page 88.


--------------------------------------------------------------------------------
74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          National Portfolio
                                       -----------------------------------------------------------------------------------------
                                                                                Class B
                                       -----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended
                                         April 30,                               Year Ended October 31,
                                              2003          --------------------------------------------------------------------
                                       (unaudited)              2002           2001           2000           1999           1998
                                       -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ............        $   9.79          $  10.33       $  10.13       $  10.00       $  11.08       $  10.94
                                       -----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) ......             .23               .46            .47            .48            .44            .46
Net realized and unrealized
  gain (loss) on investment
  transactions ...................             .07              (.52)           .21            .13           (.93)           .19
                                       -----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .....................             .30              (.06)           .68            .61           (.49)           .65
                                       -----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ..............            (.24)             (.47)          (.47)          (.48)          (.44)          (.46)
Distributions in excess of
  net investment income ..........              -0-             (.01)          (.01)            -0-          (.05)          (.05)
Distributions from
  net realized gain on
  investment transactions ........              -0-               -0-            -0-            -0-          (.10)            -0-
                                       -----------------------------------------------------------------------------------------
Total dividends and
  distributions ..................            (.24)             (.48)          (.48)          (.48)          (.59)          (.51)
                                       -----------------------------------------------------------------------------------------
Net asset value,
  end of period ..................        $   9.85          $   9.79       $  10.33       $  10.13       $  10.00       $  11.08
                                       =========================================================================================
Total Return

Total investment return based
  on net asset value(c) ..........            3.07%             (.62)%         6.84%          6.32%         (4.65)%         6.06%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) ................        $113,952          $122,656       $132,074       $117,779       $157,090       $197,517
Ratio to average net assets of:
  Expenses, net of fee waivers ...            1.37%(d)          1.35%          1.36%          1.39%          1.37%          1.37%
  Expenses, before fee waivers ...            1.79%(d)          1.77%          1.79%          1.79%          1.74%          1.79%
  Net investment income,
    net of fee waivers ...........            4.62%(d)          4.57%          4.59%          4.80%          4.12%          4.28%
Portfolio turnover rate ..........              19%               63%           194%           415%           393%            56%

See footnote summary on page 88.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 75

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         National Portfolio
                                        -------------------------------------------------------------------------------------
                                                                               Class C
                                        -------------------------------------------------------------------------------------
                                         Six Months
                                              Ended
                                          April 30,                              Year Ended October 31,
                                               2003         -----------------------------------------------------------------
                                        (unaudited)            2002          2001          2000           1999           1998
                                        -------------------------------------------------------------------------------------
Net asset value,
  beginning of period .............        $  9.79          $ 10.34       $ 10.13       $ 10.00       $  11.08       $  10.94
                                        -------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) .......            .23              .47           .47           .48            .45            .47
Net realized and unrealized
  gain (loss) on investment
  transactions ....................            .07             (.54)          .22           .13           (.94)           .18
                                        -------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ......................            .30             (.07)          .69           .61           (.49)           .65
                                        -------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ...............           (.24)            (.47)         (.47)         (.48)          (.45)          (.47)
Distributions in excess of
  net investment income ...........             -0-            (.01)         (.01)           -0-          (.04)          (.04)
Distributions from
  net realized gain on
  investment transactions .........             -0-              -0-           -0-           -0-          (.10)            -0-
                                        -------------------------------------------------------------------------------------
Total dividends and
  distributions ...................           (.24)            (.48)         (.48)         (.48)          (.59)          (.51)
                                        -------------------------------------------------------------------------------------
Net asset value,
  end of period ...................        $  9.85          $  9.79       $ 10.34       $ 10.13       $  10.00       $  11.08
                                        =====================================================================================
Total Return

Total investment return based
  on net asset value(c)  ..........           3.07%            (.72)%        6.94%         6.32%         (4.65)%         6.06%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) .................        $87,941          $93,032       $98,825       $93,861       $111,740       $108,325
Ratio to average net assets of:
  Expenses, net of fee waivers ....           1.36%(d)         1.35%         1.35%         1.38%          1.36%          1.36%
  Expenses, before fee waivers ....           1.78%(d)         1.76%         1.78%         1.79%          1.79%          1.82%
  Net investment income,
    net of fee waivers ............           4.63%(d)         4.58%         4.61%         4.83%          4.15%          4.28%
Portfolio turnover rate ...........             19%              63%          194%          415%           393%            56%

See footnote summary on page 88.


--------------------------------------------------------------------------------
76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Insured National Portfolio
                                        ----------------------------------------------------------------------------------------
                                                                               Class A
                                        ----------------------------------------------------------------------------------------
                                         Six Months
                                              Ended
                                          April 30,                                   Year Ended October 31,
                                               2003          -------------------------------------------------------------------
                                        (unaudited)              2002           2001           2000          1999           1998
                                        ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..............       $   9.92          $  10.07       $   9.58       $   9.33       $ 10.52       $  10.49
                                        ----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) ........            .21               .45            .45            .45           .43            .44
Net realized and unrealized
  gain (loss) on investment
  transactions .....................            .12              (.14)           .50            .26          (.95)           .28
                                        ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .......................            .33               .31            .95            .71          (.52)           .72
                                        ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ................           (.22)             (.45)          (.45)          (.45)         (.43)          (.44)
Distributions in excess of
  net investment income ............             -0-             (.01)          (.01)          (.01)         (.02)          (.05)
Distributions from
  net realized gain on
  investment transactions ..........             -0-               -0-            -0-            -0-         (.22)          (.20)
                                        ----------------------------------------------------------------------------------------
Total dividends and
  distributions ....................           (.22)             (.46)          (.46)          (.46)         (.67)          (.69)
                                        ----------------------------------------------------------------------------------------
Net asset value,
  end of period ....................       $  10.03          $   9.92       $  10.07       $   9.58       $  9.33       $  10.52
                                        ========================================================================================
Total Return

Total investment return based
  on net asset value(c)  ...........           3.31%             3.13%         10.11%          7.84%        (5.28)%         7.15%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) ..................       $144,845          $164,154       $169,744       $161,977       $68,572       $179,003
Ratio to average net assets of:
  Expenses, net of fee waivers .....           1.02%(d)          1.01%          1.04%          1.09%          .99%          1.00%
  Expenses, before fee waivers .....           1.16%(d)          1.13%          1.14%          1.16%         1.10%          1.12%
  Net investment income,
    net of fee waivers .............           4.32%(d)          4.49%          4.53%          4.83%         4.25%          4.21%
Portfolio turnover rate ............             14%               43%           105%           311%          322%            27%

See footnote summary on page 88.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 77

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      Insured National Portfolio
                                          ------------------------------------------------------------------------------------
                                                                                 Class B
                                          ------------------------------------------------------------------------------------
                                           Six Months
                                                Ended
                                            April 30,                                Year Ended October 31,
                                                 2003          ---------------------------------------------------------------
                                          (unaudited)             2002          2001          2000          1999          1998
                                          ------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............         $  9.89          $ 10.05       $  9.56       $  9.31       $ 10.52       $ 10.49
                                          ------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) .........             .18              .37           .38           .40           .36           .37
Net realized and unrealized
  gain (loss) on investment
  transactions ......................             .13             (.14)          .50           .26          (.97)          .28
                                          ------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................             .31              .23           .88           .66          (.61)          .65
                                          ------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income .................            (.19)            (.38)         (.38)         (.40)         (.36)         (.37)
Distributions in excess of
  net investment income .............              -0-            (.01)         (.01)         (.01)         (.02)         (.05)
Distributions from
  net realized gain on
  investment transactions ...........              -0-              -0-           -0-           -0-         (.22)         (.20)
                                          ------------------------------------------------------------------------------------
Total dividends and
  distributions .....................            (.19)            (.39)         (.39)         (.41)         (.60)         (.62)
                                          ------------------------------------------------------------------------------------
Net asset value,
  end of period .....................         $ 10.01          $  9.89       $ 10.05       $  9.56       $  9.31       $ 10.52
                                          ====================================================================================
Total Return

Total investment return based
  on net asset valuev ...............            3.07%            2.34%         9.39%         7.10%        (6.10)%        6.48%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) ...................         $36,704          $35,048       $35,326       $25,070       $32,585       $48,751
Ratio to average net assets of:
  Expenses, net of fee waivers ......            1.73%(d)         1.72%         1.75%         1.80%         1.70%         1.71%
  Expenses, before fee waivers ......            1.88%(d)         1.84%         1.85%         1.87%         1.79%         1.87%
  Net investment income,
    net of fee waivers ..............            3.61%(d)         3.79%         3.83%         4.12%         3.52%         3.49%
Portfolio turnover rate .............              14%              43%          105%          311%          322%           27%

See footnote summary on page 88.


--------------------------------------------------------------------------------
78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      Insured National Portfolio
                                       ----------------------------------------------------------------------------------------
                                                                                 Class C
                                       ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended
                                         April 30,                                 Year Ended October 31,
                                              2003          -------------------------------------------------------------------
                                       (unaudited)             2002           2001           2000           1999           1998
                                       ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period .............        $  9.90          $ 10.05       $   9.56       $   9.32       $  10.52       $  10.49
                                       ----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) .......            .18              .37            .38            .40            .36            .37
Net realized and unrealized
  gain (loss) on investment
  transactions ....................            .13             (.13)           .50            .25           (.96)           .28
                                       ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ......................            .31              .24            .88            .65           (.60)           .65
                                       ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ...............           (.19)            (.38)          (.38)          (.40)          (.36)          (.37)
Distributions in excess of
  net investment income ...........             -0-            (.01)          (.01)          (.01)          (.02)          (.05)
                                       ----------------------------------------------------------------------------------------
Distributions from
  net realized gain on
  investment transactions .........             -0-              -0-            -0-            -0-          (.22)          (.20)
                                       ----------------------------------------------------------------------------------------
Total dividends and
  distributions ...................           (.19)            (.39)          (.39)          (.41)          (.60)          (.62)
                                       ----------------------------------------------------------------------------------------
Net asset value,
  end of period ...................        $ 10.02          $  9.90       $  10.05       $   9.56       $   9.32       $  10.52
                                       ========================================================================================
Total Return

Total investment return based
  on net asset value(c)  ..........           3.07%            2.44%          9.39%          6.98%         (6.00)%         6.48%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) .................        $15,921          $17,592       $ 16,650       $ 13,930       $ 19,679       $ 21,992
Ratio to average net assets of:
  Expenses, net of fee waivers ....           1.73%(d)         1.71%          1.74%          1.80%          1.70%          1.70%
  Expenses, before fee waivers ....           1.87%(d)         1.83%          1.85%          1.85%          1.80%          1.83%
  Net investment income,
    net of fee waivers ............           3.61%(d)         3.78%          3.84%          4.14%          3.55%          3.51%
Portfolio turnover rate ...........             14%              43%           105%           311%           322%            27%

See footnote summary on page 88.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 79

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          New York Portfolio
                                        ----------------------------------------------------------------------------------------
                                                                                 Class A
                                        ----------------------------------------------------------------------------------------
                                         Six Months
                                              Ended
                                          April 30,                             Year Ended October 31,
                                               2003         --------------------------------------------------------------------
                                        (unaudited)             2002           2001           2000           1999           1998
                                        ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..............      $   9.69          $   9.93       $   9.70       $   9.45       $  10.29       $  10.10
                                        ----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) ........           .25               .53            .53            .52            .51            .51
Net realized and unrealized
  gain (loss) on investment
  transactions .....................           .09              (.25)           .22            .25           (.83)           .21
                                        ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .......................          0.34              0.28            .75            .77           (.32)           .72
                                        ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ................          (.26)             (.52)          (.52)          (.52)          (.51)          (.51)
Distributions in excess of
  net investment income ............            -0-               -0-            -0-            -0-          (.01)          (.02)
                                        ----------------------------------------------------------------------------------------
Total dividends and
  distributions ....................          (.26)             (.52)          (.52)          (.52)          (.52)          (.53)
                                        ----------------------------------------------------------------------------------------
Net asset value,
  end of period ....................      $   9.77          $   9.69       $   9.93       $   9.70       $   9.45       $  10.29
                                        ========================================================================================
Total Return

Total investment return based
  on net asset value(c)  ...........          3.53%             2.89%          7.86%          8.42%         (3.27)%         7.31%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) ..................      $311,852          $322,621       $326,500       $259,997       $234,835       $207,031
Ratio to average net assets of:
  Expenses, net of fee waivers .....           .58%(d)           .58%           .59%           .77%           .61%           .61%
  Expenses, before fee waivers .....          1.05%(d)          1.05%          1.04%          1.10%          1.11%          1.08%
  Net investment income,
    net of fee waivers .............          5.11%(d)          5.42%          5.28%          5.46%          5.12%          5.04%
Portfolio turnover rate ............            30%               33%            92%           187%           134%            18%

See footnote summary on page 88.


--------------------------------------------------------------------------------
80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          New York Portfolio
                                        ----------------------------------------------------------------------------------------
                                                                               Class B
                                        ----------------------------------------------------------------------------------------
                                         Six Months
                                              Ended
                                          April 30,                               Year Ended October 31,
                                               2003         --------------------------------------------------------------------
                                        (unaudited)             2002           2001           2000           1999           1998
                                        ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period .............       $   9.68          $   9.93       $   9.70       $   9.45       $  10.29       $  10.10
                                        ----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) .......            .21               .46            .45            .45            .44            .44
Net realized and unrealized
  gain (loss) on investment
  transactions ....................            .09              (.26)           .23            .25           (.83)           .21
                                        ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ......................            .30               .20            .68            .70           (.39)           .65
                                        ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ...............           (.22)             (.45)          (.45)          (.45)          (.44)          (.44)
Distributions in excess of
  net investment income ...........             -0-               -0-            -0-            -0-          (.01)          (.02)
                                        ----------------------------------------------------------------------------------------
Total dividends and
  distributions ...................           (.22)             (.45)          (.45)          (.45)          (.45)          (.46)
                                        ----------------------------------------------------------------------------------------
Net asset value,
  end of period ...................       $   9.76          $   9.68       $   9.93       $   9.70       $   9.45       $  10.29
                                        ========================================================================================
Total Return

Total investment return based
  on net asset value(c)  ..........           3.16%             2.04%          7.10%          7.61%         (3.96)%         6.57%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) .................       $181,797          $184,700       $165,787       $100,651       $111,283       $114,739
Ratio to average net assets of:
  Expenses, net of fee waivers ....           1.29%(d)          1.29%          1.30%          1.48%          1.32%          1.32%
  Expenses, before fee waivers ....           1.77%(d)          1.78%          1.76%          1.81%          1.76%          1.80%
  Net investment income,
    net of fee waivers ............           4.40%(d)          4.70%          4.59%          4.75%          4.38%          4.34%
Portfolio turnover rate ...........             30%               33%            92%           187%           134%            18%

See footnote summary on page 88.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 81

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            New York Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                   Class C
                                         ------------------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                           April 30,                              Year Ended October 31,
                                                2003          ---------------------------------------------------------------
                                         (unaudited)             2002          2001          2000          1999          1998
                                         ------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............        $  9.68          $  9.94       $  9.71       $  9.45       $ 10.29       $ 10.10
                                         ------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) .........            .21              .46           .46           .45           .44           .44
Net realized and unrealized
  gain (loss) on investment
  transactions ......................            .09             (.27)          .22           .26          (.83)          .21
                                         ------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................            .30              .19           .68           .71          (.39)          .65
                                         ------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income .................           (.22)            (.45)         (.45)         (.45)         (.44)         (.44)
Distributions in excess of
  net investment income .............             -0-              -0-           -0-           -0-         (.01)         (.02)
                                         ------------------------------------------------------------------------------------
Total dividends and
  distributions .....................           (.22)            (.45)         (.45)         (.45)         (.45)         (.46)
                                         ------------------------------------------------------------------------------------
Net asset value,
  end of period .....................        $  9.76          $  9.68       $  9.94       $  9.71       $  9.45       $ 10.29
                                         ====================================================================================
Total Return

Total investment return based
  on net asset value(c)  ............           3.16%            1.94%         7.09%         7.72%        (3.96)%        6.57%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) ...................        $55,064          $57,386       $54,631       $42,888       $48,205       $44,736
Ratio to average net assets of:
  Expenses, net of fee waivers ......           1.28%(d)         1.29%         1.30%         1.47%         1.31%         1.31%
  Expenses, before fee waivers ......           1.76%(d)         1.77%         1.76%         1.80%         1.77%         1.82%
  Net investment income,
    net of fee waivers ..............           4.41%(d)         4.71%         4.60%         4.76%         4.41%         4.33%
Portfolio turnover rate .............             30%              33%           92%          187%          134%           18%

See footnote summary on page 88.

--------------------------------------------------------------------------------
82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      California Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                             Class A
                                      -----------------------------------------------------------------------------------------
                                       Six Months
                                            Ended
                                        April 30,                           Year Ended October 31,
                                             2003         ---------------------------------------------------------------------
                                      (unaudited)              2002           2001           2000           1999           1998
                                      -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period .............      $  10.84          $  11.00       $  10.88       $  10.58       $  11.34       $  11.04
                                      -----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) .......           .27               .55            .54            .56            .54            .56
Net realized and unrealized
  gain (loss) on investment
  transactions ....................           .01              (.15)           .14            .30           (.73)           .32
                                      -----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ......................           .28               .40            .68            .86           (.19)           .88
                                      -----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ...............          (.28)             (.54)          (.54)          (.56)          (.54)          (.56)
Distributions in excess of
  net investment income ...........            -0-             (.02)          (.02)            -0-          (.03)          (.02)
                                      -----------------------------------------------------------------------------------------
Total dividends and
  distributions ...................          (.28)             (.56)          (.56)          (.56)          (.57)          (.58)
                                      -----------------------------------------------------------------------------------------
Net asset value,
  end of period ...................      $  10.84          $  10.84       $  11.00       $  10.88       $  10.58       $  11.34
                                      =========================================================================================
Total Return

Total investment return based
  on net asset value(c)  ..........          2.63%             3.82%          6.47%          8.38%         (1.80)%         8.20%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) .................      $707,495          $725,242       $755,947       $714,654       $684,403       $550,626
Ratio to average net assets of:
  Expenses, net of fee waivers ....           .78%(d)           .76%           .77%           .84%           .71%           .72%
  Expenses, before fee waivers ....          1.03%(d)          1.01%          1.02%          1.04%          1.04%          1.04%
  Net investment income,
    net of fee waivers ............          4.95%(d)          5.05%          4.98%          5.32%          4.88%          4.99%
Portfolio turnover rate ...........            15%               23%            78%           124%            88%            22%

See footnote summary on page 88.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 83

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         California Portfolio
                                         ----------------------------------------------------------------------------------------
                                                                                 Class B
                                         ----------------------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                           April 30,                              Year Ended October 31,
                                                2003         --------------------------------------------------------------------
                                         (unaudited)             2002           2001           2000           1999           1998
                                         ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period .............        $  10.84          $  11.00       $  10.88       $  10.58       $  11.34       $  11.04
                                         ----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) .......             .23               .47            .46            .48            .46            .48
Net realized and unrealized
  gain (loss) on investment
  transactions ....................             .01              (.14)           .15            .30           (.73)           .33
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ......................             .24               .33            .61            .78           (.27)           .81
                                         ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ...............            (.24)             (.47)          (.46)          (.48)          (.46)          (.48)
Distributions in excess of
  net investment income ...........              -0-             (.02)          (.03)            -0-          (.03)          (.03)
                                         ----------------------------------------------------------------------------------------
Total dividends and
  distributions ...................            (.24)             (.49)          (.49)          (.48)          (.49)          (.51)
                                         ----------------------------------------------------------------------------------------
Net asset value,
  end of period ...................        $  10.84          $  10.84       $  11.00       $  10.88       $  10.58       $  11.34
                                         ========================================================================================
Total Return

Total investment return based
  on net asset value(c)  ..........            2.27%             3.10%          5.74%          7.60%         (2.47)%         7.46%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) .................        $274,806          $279,697       $269,726       $222,897       $224,924       $207,751
Ratio to average net assets of:
  Expenses, net of fee waivers ....            1.48%(d)          1.46%          1.48%          1.54%          1.41%          1.43%
  Expenses, before fee waivers ....            1.73%(d)          1.72%          1.73%          1.74%          1.72%          1.75%
  Net investment income,
    net of fee waivers ............            4.25%(d)          4.35%          4.26%          4.61%          4.14%          4.30%
Portfolio turnover rate ...........              15%               23%            78%           124%            88%            22%

See footnote summary on page 88.


--------------------------------------------------------------------------------
84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         California Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                Class C
                                      -----------------------------------------------------------------------------------------
                                       Six Months
                                            Ended
                                        April 30,                               Year Ended October 31,
                                             2003          --------------------------------------------------------------------
                                      (unaudited)              2002           2001           2000           1999           1998
                                      -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period .............      $  10.84          $  11.00       $  10.88       $  10.58       $  11.33       $  11.04
                                      -----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(a)(b) .......           .23               .47            .46            .48            .46            .48
Net realized and unrealized
  gain (loss) on investment
  transactions ....................           .01              (.14)           .15            .30           (.72)           .32
                                      -----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ......................           .24               .33            .61            .78           (.26)           .80
                                      -----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ...............          (.24)             (.47)          (.46)          (.48)          (.46)          (.48)
Distributions in excess of
  net investment income ...........            -0-             (.02)          (.03)            -0-          (.03)          (.03)
                                      -----------------------------------------------------------------------------------------
Total dividends and
  distributions ...................          (.24)             (.49)          (.49)          (.48)          (.49)          (.51)
                                      -----------------------------------------------------------------------------------------
Net asset value,
  end of period ...................      $  10.84          $  10.84       $  11.00       $  10.88       $  10.58       $  11.33
                                      =========================================================================================
Total Return

Total investment return based
  on net asset value(c)  ..........          2.27%             3.10%          5.74%          7.60%         (2.39)%         7.46%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) .................      $197,358          $209,008       $211,502       $156,156       $159,219       $124,115

Ratio to average net assets of:
  Expenses, net of fee waivers ....          1.48%(d)          1.46%          1.47%          1.54%          1.41%          1.42%
  Expenses, before  fee waivers....          1.73%(d)          1.71%          1.72%          1.74%          1.74%          1.76%
  Net investment income,
    net of fee waivers ............          4.25%(d)          4.35%          4.25%          4.62%          4.17%          4.29%
Portfolio turnover rate ...........            15%               23%            78%           124%            88%            22%

See footnote summary on page 88.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 85

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Insured California Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                 Class A
                                      -----------------------------------------------------------------------------------------
                                       Six Months
                                            Ended
                                        April 30,                               Year Ended October 31,
                                             2003          --------------------------------------------------------------------
                                      (unaudited)              2002           2001           2000           1999           1998
                                      -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..............     $  14.17          $  14.45       $  13.74       $  13.11       $  14.25       $   13.89
                                      -----------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(b) ...........          .30               .62            .63            .64            .64            .64
Net realized and unrealized
  gain (loss) on investment
  transactions .....................          .19              (.12)           .74            .63          (1.15)           .39
                                      -----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .......................          .49               .50           1.37           1.27           (.51)          1.03
                                      -----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income ................         (.31)             (.62)          (.63)          (.64)          (.63)          (.64)
Distributions in excess of
  net investment income ............           -0-             (.04)          (.03)            -0-            -0-          (.03)
Distributions from net realized
  gain on investment
  transactions .....................           -0-             (.12)            -0-            -0-            -0-            -0-
                                      -----------------------------------------------------------------------------------------
Total dividends and
  distributions ....................         (.31)             (.78)          (.66)          (.64)          (.63)          (.67)
                                      -----------------------------------------------------------------------------------------
Net asset value,
  end of period ....................     $  14.35          $  14.17       $  14.45       $  13.74       $  13.11       $  14.25
                                      =========================================================================================
Total Return

Total investment return based
  on net asset value(c) ............         3.48%             3.65%         10.16%         10.02%         (3.74)%         7.60%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) ..................     $137,934          $144,973       $168,469       $115,983       $111,535       $113,102
Ratio to average net assets of:
  Expenses .........................         1.04%(d)          1.03%          1.04%          1.09%          1.05%          1.05%
  Net investment income ............         4.28%(d)          4.43%          4.44%          4.82%          4.59%          4.52%
Portfolio turnover rate ............           16%               31%           140%           174%           100%             0%

See footnote summary on page 88


--------------------------------------------------------------------------------
86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Insured California Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                 Class B
                                         ------------------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                           April 30,                              Year Ended October 31,
                                                2003          ---------------------------------------------------------------
                                         (unaudited)             2002          2001          2000          1999          1998
                                         ------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............        $ 14.16          $ 14.46       $ 13.75       $ 13.11       $ 14.25       $ 13.89
                                         ------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(b) ............            .25              .52           .52           .54           .53           .54
Net realized and unrealized
  gain (loss) on investment
  transactions ......................            .19             (.14)          .75           .64         (1.14)          .39
                                         ------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................            .44              .38          1.27          1.18          (.61)          .93
                                         ------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income .................           (.26)            (.53)         (.52)         (.54)         (.53)         (.54)
Distributions in excess of
  net investment income .............             -0-            (.03)         (.04)           -0-           -0-         (.03)
Distributions from net realized
  gain on investment
  transactions ......................             -0-            (.12)           -0-           -0-           -0-           -0-
                                         ------------------------------------------------------------------------------------
Total dividends and
  distributions .....................           (.26)            (.68)         (.56)         (.54)         (.53)         (.57)
                                         ------------------------------------------------------------------------------------
Net asset value,
  end of period .....................        $ 14.34          $ 14.16       $ 14.46       $ 13.75       $ 13.11       $ 14.25
                                         ====================================================================================
Total Return

Total investment return based
  on net asset value(c)  ............           3.13%            2.76%         9.38%         9.27%        (4.44)%        6.84%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) ...................        $36,023          $33,133       $27,015       $18,925       $21,628       $29,957
Ratio to average net assets of:
  Expenses ..........................           1.74%(d)         1.73%         1.74%         1.79%         1.76%         1.76%
  Net investment income .............           3.58%(d)         3.70%         3.72%         4.11%         3.85%         3.82%
Portfolio turnover rate .............             16%              31%          140%          174%          100%            0%

See footnote summary on page 88.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 87

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Insured California Portfolio
                                             ------------------------------------------------------------------------------------
                                                                                    Class C
                                             ------------------------------------------------------------------------------------
                                              Six Months
                                                   Ended
                                               April 30,                              Year Ended October 31,
                                                    2003          ---------------------------------------------------------------
                                             (unaudited)             2002          2001          2000          1999          1998
                                             ------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............            $ 14.16          $ 14.47       $ 13.75       $ 13.11       $ 14.25       $ 13.89
                                             ------------------------------------------------------------------------------------
Income From Investment
  Operations

Net investment income(b) ............                .25              .52           .52           .54           .54           .54
Net realized and unrealized
  gain (loss) on investment
  transactions ......................                .19             (.15)          .76           .64         (1.15)          .39
                                             ------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................                .44              .37          1.28          1.18          (.61)          .93
                                             ------------------------------------------------------------------------------------
Less: Dividends and
  Distributions

Dividends from net
  investment income .................               (.26)            (.53)         (.52)         (.54)         (.53)         (.54)
Distributions in excess of
  net investment income .............                 -0-            (.03)         (.04)           -0-           -0-         (.03)
Distributions from net realized
  gain on investment
  transactions ......................                 -0-            (.12)           -0-           -0-           -0-           -0-
                                             ------------------------------------------------------------------------------------
Total dividends and
  distributions .....................               (.26)            (.68)         (.56)         (.54)         (.53)         (.57)
                                             ------------------------------------------------------------------------------------
Net asset value,
  end of period .....................            $ 14.34          $ 14.16       $ 14.47       $ 13.75       $ 13.11       $ 14.25
                                             ====================================================================================
Total Return

Total investment return based
  on net asset value(c)  ............               3.13%            2.69%         9.46%         9.27%        (4.44)%        6.84%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted) ...................            $22,660          $22,715       $20,541       $15,536       $16,391       $16,013
Ratio to average net assets of:
  Expenses ..........................               1.74%(d)         1.73%         1.74%         1.79%         1.75%         1.75%
  Net investment income .............               3.58%(d)         3.71%         3.73%         4.12%         3.89%         3.82%
Portfolio turnover rate .............                 16%              31%          140%          174%          100%            0%

(a)   Net of fees waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


--------------------------------------------------------------------------------
88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Robert B. Davidson, III, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free (800) 221-5672

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 89

---------------------------------
ALLIANCEBERNSTEIN FAMILY OF FUNDS
---------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

NOTES


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 91

NOTES


--------------------------------------------------------------------------------
92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

AllianceBernstein Municipal Income Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

MUNISR0403



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003